MML Clinton Limited Term Municipal Fund (see Note 1) — Portfolio of Investments
December 31, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.7%
Municipal Obligations — 98.7%
Alabama — 3.6%
Southeast Energy Authority A Cooperative District, AL, Revenue Bonds,
5.000% 10/01/30	$2,000,000	$2,148,690
Arizona — 1.9%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D,
5.000% 12/01/34	1,000,000	1,126,345
California — 1.8%
City of Los Angeles Department of Airports, CA, Revenue Bonds, Series A,
5.000% 5/15/36	1,000,000	1,050,990
Florida — 7.0%
Capital Trust Authority, FL, Revenue Bonds, Series A,
5.000% 12/01/30	1,900,000	2,080,074
State of Florida, General Obligation, Series A,
5.000% 6/01/26	2,000,000	2,020,524
		4,100,598
Georgia — 5.4%
Dalton Whitfield County Joint Development Authority, GA, Revenue Bonds,
5.000% 8/15/27	2,800,000	2,902,318
Fayette County Development Authority, GA
Revenue Bonds, 5.000% 10/01/26	150,000	151,979
Revenue Bonds, 5.000% 10/01/27	150,000	154,725
		3,209,022
Illinois — 10.3%
City of Chicago, IL, General Obligation, Series A,
4.000% 1/01/35	2,400,000	2,311,169
City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Series A1,
5.000% 11/01/28	1,225,000	1,247,563
State of Illinois, General Obligation,
5.000% 2/01/33	2,250,000	2,518,183
		6,076,915
Indiana — 4.7%
Indiana Finance Authority, Revenue Bonds, Series D,
5.000% 10/01/63	1,500,000	1,651,097
Valparaiso 21st Century School Building Corp., IN, Revenue Bonds,
5.000% 1/15/32	1,000,000	1,118,774
		2,769,871

MML Clinton Limited Term Municipal Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Louisiana — 0.5%
Louisiana Public Facilities Authority, Revenue Bonds, Series 2025A,
5.000% 5/15/30	$250,000	$271,307
Nebraska — 2.8%
Central Plains Energy Project, NE, Revenue Bonds, Series A,
5.000% 9/01/32	1,500,000	1,644,670
New Jersey — 2.2%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM,
4.000% 6/15/35	1,290,000	1,321,651
New York — 11.0%
City of New York, NY, General Obligation, Series I2,
2.500% VMIG1 3/01/40	1,400,000	1,400,000
Metropolitan Transportation Authority, NY
Revenue Bonds, Series E, 5.000% 11/15/32	2,000,000	2,190,429
Dedicated Tax Fund, Revenue Bonds, Series A, 5.250% 11/15/27	1,700,000	1,736,874
New York City Municipal Water Finance Authority, NY, Revenue Bonds,
2.500% VMIG1 6/15/50	1,145,000	1,145,000
		6,472,303
North Carolina — 0.3%
Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, Series H,
2.550% VMIG1 1/15/48	200,000	200,000
Ohio — 4.3%
State of Ohio, General Obligation, Series A,
5.000% 6/15/30	2,270,000	2,518,721
Pennsylvania — 9.9%
Commonwealth of Pennsylvania, General Obligation, Series 2ND,
5.000% 9/15/29	2,320,000	2,357,044
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/34	500,000	539,077
Revenue Bonds, 5.000% 2/01/37	525,000	555,122
Pennsylvania Turnpike Commission, Revenue Bonds, Series 1ST,
5.000% 6/01/26	2,270,000	2,292,824
Philadelphia Authority for Industrial Development, PA, Revenue Bonds, Series B1,
2.480% VMIG1 7/01/54	100,000	100,000
		5,844,067
South Carolina — 8.0%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Series A,
5.000% 11/01/31	2,100,000	2,342,843
South Carolina Public Service Authority
Revenue Bonds, Series B, 4.000% 12/01/38	1,120,000	1,138,319
Revenue Bonds, Series A, 5.000% 12/01/33	1,125,000	1,252,201
		4,733,363

MML Clinton Limited Term Municipal Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Texas — 19.2%
Canutillo Independent School District, TX, General Obligation,
5.000% 8/15/30	$1,415,000	$1,564,398
Central Texas Turnpike System, Revenue Bonds, Series C,
5.000% 8/15/31	1,800,000	2,013,865
City of San Antonio, TX, General Obligation,
5.000% 2/01/26	2,390,000	2,394,761
Clifton Higher Education Finance Corp., TX, Revenue Bonds, Series A,
5.000% 2/15/30	1,990,000	2,153,954
Dallas Independent School District. TX, General Obligation, Series B,
5.000% 2/15/26	800,000	802,340
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A,
5.000% 7/01/32	2,200,000	2,424,566
		11,353,884
Virginia — 3.4%
Virginia Commonwealth Transportation Board, Revenue Bonds,
5.000% 3/15/26	2,000,000	2,010,225
Wisconsin — 2.4%
University of Wisconsin Hospitals & Clinics
Revenue Bonds, Series A, 5.000% 4/01/29	745,000	800,206
Revenue Bonds, Series A, 5.000% 4/01/30	575,000	629,518
		1,429,724
TOTAL MUNICIPAL OBLIGATIONS (Cost $58,011,069)		58,282,346
TOTAL BONDS & NOTES (Cost $58,011,069)		58,282,346
TOTAL LONG-TERM INVESTMENTS (Cost $58,011,069)		58,282,346
Short-Term Investments — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (a)	170,948	170,948
TOTAL SHORT-TERM INVESTMENTS (Cost $170,948)		170,948
TOTAL INVESTMENTS — 99.0% (Cost $58,182,017) (b)		58,453,294
Other Assets/(Liabilities) — 1.0%		594,882
NET ASSETS — 100.0%		$59,048,176

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Maturity value of $170,967. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $174,451.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Clinton Municipal Fund (see Note 1) — Portfolio of Investments
December 31, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.7%
Municipal Obligations — 98.7%
Alabama — 7.2%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds,
5.250% 10/01/42	$2,250,000	$2,419,736
Southeast Energy Authority A Cooperative District, AL, Revenue Bonds,
5.000% 10/01/30	2,000,000	2,148,690
		4,568,426
Arizona — 1.8%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D,
5.000% 12/01/34	1,000,000	1,126,345
Florida — 2.6%
Orange County Health Facilities Authority, FL, Revenue Bonds, Series 2025A,
5.000% 10/01/41	575,000	628,545
Palm Beach County Health Facilities Authority, FL, Revenue Bonds,
5.000% 11/15/42	1,000,000	1,038,286
		1,666,831
Illinois — 11.2%
Chicago O’Hare International Airport, IL, Revenue Bonds, Series B,
5.000% 1/01/39	2,375,000	2,404,372
City of Chicago, IL, General Obligation, Series A,
4.000% 1/01/35	2,400,000	2,311,169
State of Illinois, General Obligation, Series B,
5.000% 5/01/41	2,250,000	2,395,473
		7,111,014
Indiana — 3.6%
Concord Community Schools Building Corp., IN, Revenue Bonds,
5.000% 7/15/42	1,000,000	1,077,610
Indiana Finance Authority, Revenue Bonds, Series D,
5.000% 10/01/63	1,105,000	1,216,308
		2,293,918
Louisiana — 1.8%
City of Lafayette, LA, Utilities Revenue, Revenue Bonds,
5.000% 11/01/36	1,000,000	1,137,541
Michigan — 2.1%
Grand Rapids Public Schools, MI, General Obligation,
5.000% 5/01/35	1,125,000	1,296,012

MML Clinton Municipal Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Nebraska — 2.6%
Central Plains Energy Project, NE, Revenue Bonds, Series A,
5.000% 9/01/32	$1,500,000	$1,644,670
New Jersey — 2.1%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM,
4.000% 6/15/35	1,290,000	1,321,651
New York — 13.9%
City of New York, NY, General Obligation, Series C,
4.000% 8/01/40	2,425,000	2,426,827
Empire State Development Corp., NY, Revenue Bonds, Series A,
4.000% 3/15/43	2,235,000	2,168,443
Metropolitan Transportation Authority, NY, Dedicated Tax Fund, Revenue Bonds, Series A,
5.250% 11/15/27	1,405,000	1,435,475
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue
Revenue Bonds, Series C-1, 4.000% 2/01/39	1,045,000	1,058,907
Revenue Bonds, Series E, 5.000% 11/01/44	1,615,000	1,711,996
		8,801,648
North Carolina — 0.9%
Charlotte-Mecklenburg Hospital Authority, NC
Revenue Bonds, 2.550% VMIG1 1/15/38	250,000	250,000
Revenue Bonds, Series H, 2.550% VMIG1 1/15/48	300,000	300,000
		550,000
Ohio — 0.6%
State of Ohio, Revenue Bonds,
2.500% VMIG1 1/15/50	400,000	400,000
Oklahoma — 0.8%
Oklahoma Water Resources Board, Revenue Bonds, Series A,
4.000% 10/01/48	505,000	476,187
Pennsylvania — 6.5%
Commonwealth of Pennsylvania, General Obligation, Series 2ND,
5.000% 9/15/29	2,300,000	2,336,725
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/40	815,000	842,164
Revenue Bonds, 5.000% 2/01/41	900,000	921,077
		4,099,966
South Carolina — 3.5%
South Carolina Public Service Authority
Revenue Bonds, Series B, 4.000% 12/01/38	1,120,000	1,138,319
Revenue Bonds, Series A, 5.000% 12/01/40	1,000,000	1,100,913
		2,239,232

MML Clinton Municipal Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Tennessee — 1.7%
Metropolitan Government Nashville & Davidson County Sports Authority, TN, Revenue Bonds, Series A,
5.000% 7/01/41	$1,000,000	$1,076,800
Texas — 33.0%
Bexar County Hospital District, TX, General Obligation,
5.000% 2/15/48	1,500,000	1,556,606
Central Texas Turnpike System, TX, Revenue Bonds, Series C,
5.000% 8/15/32	1,115,000	1,262,181
City of San Antonio, TX, General Obligation,
5.000% 2/01/26	2,390,000	2,394,761
Clifton Higher Education Finance Corp., TX
Revenue Bonds, Series A, 5.000% 2/15/34	1,000,000	1,127,623
Revenue Bonds, Series A, 5.000% 8/15/34	1,160,000	1,300,351
Revenue Bonds, 5.000% 8/15/36	1,115,000	1,248,576
Conroe Independent School District, TX, General Obligation,
5.000% 2/15/35	1,000,000	1,164,552
County of Parker, TX, General Obligation,
4.000% 2/15/40	1,600,000	1,612,226
East Montgomery County Improvement District, TX, Sales Tax Revenue, Revenue Bonds,
5.000% 8/15/38	1,000,000	1,104,785
Hurst-Euless-Bedford Independent School District, TX, General Obligation,
4.000% 8/15/40	2,000,000	2,046,246
Montgomery Independent School District, TX, General Obligation, Series B,
5.000% 2/15/41	1,110,000	1,214,587
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A,
5.000% 7/01/32	2,200,000	2,424,566
Texas Water Development Board, Revenue Bonds, Series A,
5.000% 10/15/39	2,210,000	2,480,442
		20,937,502
Virginia — 2.8%
Commonwealth of Virginia, General Obligation, Series A,
4.000% 6/01/40	1,715,000	1,783,341
TOTAL MUNICIPAL OBLIGATIONS (Cost $62,539,139)		62,531,084
TOTAL BONDS & NOTES (Cost $62,539,139)		62,531,084
TOTAL LONG-TERM INVESTMENTS (Cost $62,539,139)		62,531,084
TOTAL INVESTMENTS — 98.7% (Cost $62,539,139) (a)		62,531,084
Other Assets/(Liabilities) — 1.3%		838,655
NET ASSETS — 100.0%		$63,369,739

MML Clinton Municipal Fund (see Note 1) — Portfolio of Investments (Continued)

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a) See Note 3 for aggregate cost for federal tax purposes.

MML Clinton Municipal Credit Opportunities Fund (see Note 1) — Portfolio of Investments
December 31, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.6%
Municipal Obligations — 98.6%
Alabama — 6.3%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds,
5.250% 10/01/42	$2,250,000	$2,419,736
Southeast Energy Authority A Cooperative District, AL, Revenue Bonds,
5.000% 10/01/30	1,000,000	1,074,345
		3,494,081
Arizona — 0.9%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D,
5.000% 12/01/44	500,000	518,484
Colorado — 5.4%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Series A,
5.500% 4/01/44 (a)	1,000,000	1,001,202
Colorado Health Facilities Authority, Revenue Bonds, Series A2,
5.000% 8/01/44	2,000,000	2,029,096
		3,030,298
Florida — 8.5%
Florida Development Finance Corp., Revenue Bonds,
4.000% 11/15/38	2,000,000	2,010,904
Greater Orlando Aviation Authority, FL, Revenue Bonds,
5.250% 10/01/43	1,600,000	1,712,598
Palm Beach County Health Facilities Authority, FL, Revenue Bonds,
5.000% 11/15/42	1,010,000	1,048,669
		4,772,171
Georgia — 2.9%
Private Colleges & Universities Authority, GA, Revenue Bonds,
4.000% 4/01/44	1,690,000	1,615,830
Illinois — 16.3%
Chicago Board of Education, IL, General Obligation, Series A,
5.000% 12/01/40	1,750,000	1,714,331
Chicago O’Hare International Airport, IL
Revenue Bonds, Series B, 5.000% 1/01/39	1,375,000	1,392,005
Revenue Bonds, 5.000% 1/01/41	1,170,000	1,285,567
City of Chicago, IL, General Obligation, Series A,
4.000% 1/01/35	2,400,000	2,311,170
State of Illinois, General Obligation, Series B,
5.000% 5/01/41	2,250,000	2,395,473
		9,098,546

MML Clinton Municipal Credit Opportunities Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Indiana — 2.8%
Indiana Finance Authority, Revenue Bonds, Series A,
5.500% 3/01/44	$1,500,000	$1,576,429
Missouri — 1.8%
Lees Summit Industrial Development Authority, MO, Revenue Bonds, Series A,
5.000% 8/15/39	1,000,000	1,031,295
Nebraska — 3.9%
Central Plains Energy Project, NE, Revenue Bonds, Series A,
5.000% 9/01/32	2,000,000	2,192,893
New York — 22.8%
City of New York, NY, General Obligation, Series C,
4.000% 8/01/40	2,425,000	2,426,827
Dutchess County Local Development Corp., NY, Revenue Bonds, Series A,
5.000% 7/01/51	2,375,000	2,318,845
Empire State Development Corp., NY, Revenue Bonds, Series A,
4.000% 3/15/43	2,240,000	2,173,294
Metropolitan Transportation Authority, NY
Revenue Bonds, Series B, 5.000% 11/15/43	800,000	851,421
Revenue Bonds, Series A, 5.250% 11/15/49	1,500,000	1,570,697
New York State Dormitory Authority
Revenue Bonds, 5.000% 7/01/40	1,850,000	1,969,924
Revenue Bonds, 5.000% 5/01/43	1,025,000	1,079,804
New York Transportation Development Corp., Revenue Bonds,
6.000% 6/30/50	300,000	318,940
		12,709,752
North Carolina — 4.7%
Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds,
2.550% VMIG1 1/15/38	600,000	600,000
North Carolina Medical Care Commission, Revenue Bonds, Series A,
5.125% 10/01/54	2,000,000	1,996,842
		2,596,842
Pennsylvania — 5.3%
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/41	480,000	491,241
Revenue Bonds, 5.000% 2/01/42	1,445,000	1,470,536
Philadelphia Authority for Industrial Development, PA, Revenue Bonds,
5.000% 6/15/39 (a)	1,000,000	1,014,529
		2,976,306
South Carolina — 3.6%
South Carolina Public Service Authority, Revenue Bonds, Series A,
5.250% 12/01/50	1,900,000	1,996,876

MML Clinton Municipal Credit Opportunities Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Tennessee — 3.9%
Shelby County Health Educational & Housing Facilities Board, TN, Revenue Bonds, Series A,
5.250% 9/01/39	$2,000,000	$2,160,211
Texas — 9.5%
Arlington Higher Education Finance Corp., TX, Revenue Bonds,
5.750% 6/15/55 (a)	1,000,000	1,008,780
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds,
5.000% 1/01/36	2,110,000	2,258,063
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series A,
4.000% 12/31/35	2,000,000	2,035,248
		5,302,091
TOTAL MUNICIPAL OBLIGATIONS (Cost $55,528,405)		55,072,105
TOTAL BONDS & NOTES (Cost $55,528,405)		55,072,105
TOTAL LONG-TERM INVESTMENTS (Cost $55,528,405)		55,072,105
Short-Term Investments — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (b)	175,601	175,601
TOTAL SHORT-TERM INVESTMENTS (Cost $175,601)		175,601
TOTAL INVESTMENTS — 98.9% (Cost $55,704,006) (c)		55,247,706
Other Assets/(Liabilities) — 1.1%		588,769
NET ASSETS — 100.0%		$55,836,475

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $3,024,511 or 5.42% of net assets.
(b)	Maturity value of $175,620. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $179,188.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments
December 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 1.0%
Common Stock — 1.0%
Communication Services — 0.2%
Learfield Communications, Inc. (a)	2,805	$314,160
Technicolor Creative Studios, Inc. (a) (b) (c)	81,756,222	—
Technicolor Creative Studios, Inc. (TCHCS FP) (a) (b) (c)	39,285	—
		314,160
Consumer Discretionary — 0.4%
HRN Bidco AS (a)	10,600	252,381
HX Bidco AS (a)	2,135	14,390
Serta Simmons, Inc. (a)	22,009	203,583
		470,354
Consumer Staples — 0.4%
CTI Foods Holding Co. LLC (a) (b) (c)	8,019	550,344
Financials — 0.0%
Campfire Topco Ltd. (a) (b) (c)	1,484,798	—
Jubilee Topco Ltd., A1 shares (a) (b) (c)	689	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	335,454	—
Jubilee Topco Ltd., A3 shares (a) (b) (c)	215,760	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	180,109	—
		—
Health Care — 0.0%
Don Jersey Topco Ltd. (a) (b) (c)	353,106	—
Information Technology — 0.0%
Travelex Topco Ltd. (a) (b) (c)	3,524	—
TOTAL COMMON STOCK (Cost $1,432,025)		1,334,858
PREFERRED STOCK — 0.0%
Financials — 0.0%
Veritas Kapital Assurance PLC, Series G (a)	266	6,251
Veritas Kapital Assurance PLC, Series G-1 (a)	184	4,232
		10,483
TOTAL PREFERRED STOCK (Cost $7,063)		10,483
TOTAL EQUITIES (Cost $1,439,088)		1,345,341

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Bonds & Notes — 91.8%
Bank Loans — 83.4%
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.000%
7.831% VRN 8/23/28 (d)	$436,761	$436,997
Planet US Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.822% VRN 2/07/31 (d)	223,019	224,292
		661,289
Aerospace & Defense — 0.8%
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.466% VRN 1/27/32 (d)	263,372	263,811
TransDigm, Inc.
2023 Term Loan J, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 2/28/31 (d)	348,430	349,615
2024 Term Loan L, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 1/19/32 (d)	374,053	375,441
		988,867
Airlines — 1.0%
Air Canada, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.716% VRN 3/21/31 (d)	125,875	126,504
American Airlines, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 2.250%
6.134% VRN 4/20/28 (d)	655,174	656,320
United Airlines, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.732% VRN 2/22/31 (d)	460,402	461,843
		1,244,667
Auto Parts & Equipment — 0.3%
Clarios Global LP, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.466% VRN 1/28/32 (d)	337,565	338,831
Banks — 0.6%
AqGen Island Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.716% VRN 11/24/32 (d)	818,493	817,061
Beverages — 0.4%
Sazerac Co., Inc., Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.500% VRN 7/09/32 (d)	522,838	523,345
Biotechnology — 0.4%
Advanz Pharma Corp., 2024 EUR Term Loan B, 1 mo. EURIBOR + 4.250%
6.151% VRN 10/22/31 EUR (d) (e)	300,000	355,733
Genmab AS, Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.733% VRN 12/13/32 (d)	195,701	196,558
		552,291

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 1.3%
CP Atlas Buyer, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 5.250%
8.966% VRN 7/08/30 (d)	$130,002	$125,452
Emrld Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.072% VRN 5/31/30 (d)	710,545	711,930
MI Windows and Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.750%
6.466% VRN 3/28/31 (d)	165,277	165,226
Wilsonart LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250%
7.922% VRN 8/05/31 (d)	715,321	692,073
		1,694,681
Chemicals — 4.1%
AAP Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.466% VRN 9/09/31 (d)	174,091	174,636
AI Sirona (Luxembourg) Acquisition SARL, 2021 EUR 1st Lien Term Loan B, 6 mo. EURIBOR + 4.500%
6.664% VRN 12/18/28 EUR (d) (e)	1,000,000	460,009
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
7.684% VRN 12/29/27 (d)	305,914	251,807
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd Lien Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash,
2.138% VRN 12/30/28 EUR (d) (e)	293,106	18,084
EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash,
2.138% VRN 12/30/28 EUR (d) (e)	219,794	182,877
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash,
4.221% VRN 12/30/27 (d)	1,362,422	962,551
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash,
4.221% VRN 12/31/27 (d)	1,816,863	101,744
Fortis 333, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.172% VRN 3/29/32 (d)	129,896	128,402
INEOS Quattro Holdings UK Ltd., 2023 EUR 1st Lien Term Loan B, 1 mo. EURIBOR + 4.500%
6.401% VRN 4/02/29 EUR (d) (e)	500,000	409,264
New Arclin US Holding Corp., 2021 Term Loan (Acquired 3/15/23-5/22/24, Cost $314,395), 1 mo. USD Term SOFR + 3.500%
7.316% VRN 9/30/28 (d) (f)	318,798	318,399
Nobian Finance BV, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.500%
5.526% VRN 7/01/30 EUR (d) (e)	650,000	728,933
Nouryon Finance BV, 2024 USD Term Loan B2, 3 mo. USD Term SOFR + 3.250%
7.162% VRN 4/03/28 (d)	214,312	214,110
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.327% VRN 4/23/29 (d)	1,041,448	573,380
Polar US Borrower LLC, 2024 Term Loan B1A (Acquired 9/18/24-7/28/25, Cost $413,744), 3 mo. USD Term SOFR + 5.500%
9.459% VRN 10/16/28 (d) (f)	512,539	35,237

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
SCIH Salt Holdings, Inc., 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.522% VRN 1/31/29 (d)	$629,143	$630,061
		5,189,494
Commercial Services — 6.7%
Astro Acquisition LLC, 2025 Term Loan B, 6 mo. USD Term SOFR + 3.250%
7.122% VRN 8/30/32 (d)	154,321	155,286
Belron Finance 2019 LLC, 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.120% VRN 10/16/31 (d)	651,114	654,369
BIFM US Finance LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.966% VRN 5/31/28 (d)	218,807	220,083
Boost Newco Borrower LLC, 2025 USD Term Loan B2, 3 mo. USD Term SOFR + 2.000%
5.672% VRN 1/31/31 (d)	546,180	546,524
Ensemble RCM LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.840% VRN 8/01/29 (d)	637,654	640,415
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, 6 mo. USD Term SOFR + 2.750%
6.792% VRN 2/21/31 (d)	179,654	180,328
Fugue Finance BV, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.250%
5.317% VRN 1/09/32 EUR (d) (e)	1,000,000	1,184,508
ION Platform Finance US, Inc., USD Term Loan, 3 mo. USD Term SOFR + 3.750%
7.422% VRN 10/07/32 (d)	750,000	702,052
Mavis Tire Express Services Corp., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.000%
6.716% VRN 5/04/28 (d)	731,324	733,665
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan (Acquired 7/07/22-11/01/22, Cost $9,899), 3 mo. USD Term SOFR + 3.500%
7.440% VRN 11/01/28 (d) (f)	9,899	2,090
2021 2nd Lien Term Loan (Acquired 9/24/21, Cost $293,318), 3 mo. USD Term SOFR + 7.000%
10.940% VRN 11/01/29 (d) (f)	294,737	59,832
OMNIA Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.455% VRN 12/31/32 (d)	272,522	273,350
PAREXEL International Corp., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.466% VRN 12/12/31 (d)	742,466	744,478
Pye-Barker Fire & Safety LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.500%
6.205% VRN 12/16/32 (d)	173,257	174,268
Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.716% VRN 11/19/31 (d)	382,086	383,159
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
8.022% VRN 3/04/28 (d)	631,760	485,666
Tunstall Group Holdings Ltd., 2025 EUR Incremental Super Senior Term Loan (Acquired 5/27/25, Cost $45,473), 6 mo. EURIBOR + 3.000%
5.117% VRN 12/18/26 EUR (b) (c) (d) (e) (f)	44,141	48,399

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Verisure Holding AB, 2025 EUR Term Loan B, 3 mo. EURIBOR + 2.250%
4.300% VRN 11/03/32 EUR (d) (e)	$500,000	$590,802
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 1/30/31 (d)	771,169	771,578
		8,550,852
Computers — 3.1%
Ahead DB Holdings LLC, 2024 Term Loan B4, 3 mo. USD Term SOFR + 2.500%
6.172% VRN 2/03/31 (d)	319,083	318,429
Bingo Holdings I LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.422% VRN 6/30/32 (d)	453,840	444,763
Clover Holdings 2 LLC, Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.522% VRN 12/09/31 (d)	578,877	578,332
Fortress Intermediate 3, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.784% VRN 6/27/31 (d)	154,387	154,244
Foundever Worldwide Corp., 2021 USD Term Loan, 3 mo. USD Term SOFR + 3.750%
7.684% VRN 8/28/28 (d)	684,330	266,889
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.716% VRN 3/01/29 (d)	620,200	570,392
Ping Identity Corp., 2025 Term Loan, 3 mo. USD Term SOFR + 2.750%
6.625% VRN 11/15/32 (d)	149,733	149,920
Trio Bidco, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.672% VRN 10/29/32 (d)	230,894	231,279
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
8.102% VRN 4/24/28 (d)	679,865	629,384
X Corp., Term Loan, 3 mo. USD Term SOFR + 6.500%
10.448% VRN 10/26/29 (d)	572,832	562,195
		3,905,827
Cosmetics & Personal Care — 0.2%
Journey Personal Care Corp., 2024 Term Loan B,
0.000% 3/01/28 (g)	215,662	214,584
Diversified Financial Services — 2.3%
Advisor Group, Inc., 2025 Term Loan, 6 mo. USD Term SOFR + 3.000%
6.595% VRN 8/02/32 (d)	485,862	487,592
CPI Holdco B LLC, 2025 Add-on Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.916% VRN 5/17/31 (d)	249,262	249,713
Franklin Square Holdings LP, 2024 Term Loan B (Acquired 4/18/24, Cost $466,174), 1 mo. USD Term SOFR + 2.250%
5.966% VRN 4/25/31 (d) (f)	467,063	453,051
GTCR Everest Borrower LLC, Add on Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.422% VRN 9/05/31 (d)	187,030	187,653

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
LSF10 XL Bidco SCA, 2025 EUR Term Loan B5, 3 mo. EURIBOR + 4.750%
6.768% VRN 4/30/31 EUR (d) (e)	$1,000,000	$1,188,573
OID-OL Intermediate I LLC
Term Loan 2, 3 mo. USD Term SOFR + 4.250%
8.240% VRN 2/01/29 (d)	159,615	132,548
Term Loan 1, 3 mo. USD Term SOFR + 6.000%
9.840% VRN 2/01/29 (d)	104,763	107,338
Victory Capital Holdings, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 2.000%
5.672% VRN 9/23/32 (d)	120,035	120,557
		2,927,025
Electric — 1.2%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.716% VRN 9/30/31 (d)	220,301	220,874
Calpine Corp., 2024 Term Loan B10, 1 mo. USD Term SOFR + 1.750%
5.466% VRN 1/31/31 (d)	248,750	248,723
Constellation Renewables LLC, 2020 Term Loan, 3 mo. USD Term SOFR + 2.000%
5.822% VRN 12/15/27 (d)	744,561	746,735
EFS Cogen Holdings I LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.672% VRN 10/03/31 (d)	115,618	116,443
Kohler Energy Co. LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
7.422% VRN 5/01/31 (d)	180,974	181,788
		1,514,563
Electrical Components & Equipment — 0.3%
SGB-SMIT Management GmbH, EUR Term Loan B, 1 mo. EURIBOR + 4.000%, PIK 1.000%, Cash,
5.884% VRN 4/18/28 EUR (d) (e)	287,817	341,203
Electronics — 0.6%
LSF12 Crown US Commercial Bidco LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.373% VRN 12/02/31 (d)	557,580	560,541
MV Holding GmbH, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.721% VRN 3/17/32 (d)	110,951	111,136
Pinnacle Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 2.500%
6.485% VRN 10/01/32 (d)	88,054	88,329
		760,006
Engineering & Construction — 1.7%
Brown Group Holding LLC
Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 7/01/31 (d)	188,189	189,046
2022 Incremental Term Loan B2, 1 mo. USD Term SOFR + 2.750%, 3 mo. USD Term SOFR + 2.750%,
6.466% - 6.590% VRN 7/01/31 (d)	297,543	298,876

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 3.750%
7.466% VRN 7/09/32 (d)	$320,003	$320,003
Green Infrastructure Partners, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.427% VRN 9/24/32 (d)	456,635	456,635
KKR Apple Bidco LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 9/23/31 (d)	260,738	262,005
Newly Weds Foods, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.984% VRN 3/15/32 (d)	233,736	233,638
TRC Companies LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.716% VRN 12/08/28 (d)	457,600	458,603
		2,218,806
Entertainment — 3.5%
CTI Foods Holding Co. LLC
2024 2nd Lien 1st Out Incremental TL, 3 mo. USD Term SOFR + 10.000%
14.130% VRN 5/01/26 (b) (c) (d)	100,395	100,395
2024 2nd Lien 1st Out Term Loan, 3 mo. USD Term SOFR + 10.000%
14.130% VRN 3/15/27 (b) (c) (d)	203,673	203,673
EOC Borrower LLC, Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.716% VRN 3/24/32 (d)	260,572	261,729
Flutter Financing BV, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.000%
5.672% VRN 6/04/32 (d)	521,715	521,715
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.216% VRN 4/26/30 (d)	600,625	595,652
Motion Finco SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
5.769% VRN 11/12/29 EUR (d) (e)	1,000,000	1,042,203
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.934% VRN 4/04/29 (d)	659,914	647,462
Technicolor Creative Studios, Inc.
EUR PIK Super Senior Term Loan,
0.000% 3/31/26 EUR (b) (c) (e) (h)	110,963	—
EUR PIK Tranche 2 Note Term Loan,
0.000% 3/31/26 EUR (b) (c) (e) (h)	79,190	—
EUR Tranche 4 Term Loan,
0.000% 3/31/26 EUR (b) (c) (e) (h)	45,514	—
2023 EUR PIK Reinstated Term Loan B,
0.000% 9/15/26 EUR (e) (h)	261,906	1,539
2023 EUR PIK Term Loan,
0.000% 3/28/33 EUR (b) (c) (e) (h)	246,435	—
EUR PIK Tranche 3 Note Term Loan,
0.000% 3/31/26 EUR (b) (c) (e) (h)	39,403	—
TKO Worldwide Holdings LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.000%
5.869% VRN 11/21/31 (d)	136,593	137,142
Voyager Parent LLC, Term Loan B,
0.000% 7/01/32 (g)	191,618	191,518

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Vue Entertainment International Ltd.
2023 EUR Floating PIK Reinstated Term Loan B, 6 mo. EURIBOR + 0.000%, PIK 8.000%, Cash,
2.103% VRN 12/31/27 EUR (d) (e)	$279,257	$206,755
2023 EUR Floating PIK Term Loan, 6 mo. EURIBOR + 0.100%, PIK 8.400%, Cash,
2.203% VRN 12/31/27 EUR (d) (e)	178,218	201,064
2023 EUR Floating PIK Super Senior Term Loan, 6 mo. EURIBOR + 8.000%, PIK 1.000%, Cash,
10.103% VRN 6/30/27 EUR (d) (e)	95,943	116,135
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000%
10.103% VRN 6/30/27 EUR (d) (e)	146,160	172,627
		4,399,609
Food — 2.0%
Chobani, LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.966% VRN 10/28/32 (d)	600,000	602,400
CTI Foods Holding Co. LLC
2nd Lien 2nd Out Term Loan, 3 mo. USD Term SOFR + 7.000%
11.130% VRN 5/01/26 (d)	381,447	381,199
2nd Lien 3rd Out Term Loan, 3 mo. USD Term SOFR + 9.000%
13.130% VRN 5/01/26 (d)	262,147	248,869
Froneri Lux Finco SARL, 2024 EUR Term Loan B3, 6 mo. EURIBOR + 2.750%
4.833% VRN 9/30/31 EUR (d) (e)	1,000,000	1,176,281
Savor Acquisition, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.723% - 6.840% VRN 2/19/32 (d)	100,044	100,377
		2,509,126
Gas — 0.1%
Meade Pipeline Co. LLC, Term Loan B, 3 mo. USD Term SOFR + 2.000%
5.695% VRN 9/22/32 (d)	109,522	110,069
Hand & Machine Tools — 0.1%
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.227% VRN 9/26/31 (d)	97,823	98,414
Health Care - Products — 0.6%
Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.250%
7.966% VRN 1/15/31 (d)	185,241	186,908
Medline Borrower LP, 2025 Term Loan B, 1 mo. USD Term SOFR + 1.750%
5.466% VRN 10/23/28 (d)	208,508	209,069
QuidelOrtho Corp., Term Loan, 1 mo. USD Term SOFR + 4.000%
7.716% VRN 8/20/32 (d)	343,177	342,748
		738,725
Health Care - Services — 4.8%
Aveanna Healthcare LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.466% VRN 9/17/32 (d)	482,175	484,697

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 4.250%
8.011% VRN 2/11/28 (d)	$642,766	$630,412
Concentra Health Services, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.716% VRN 7/26/31 (d)	379,365	381,736
Electron BidCo, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 11/01/28 (d)	416,367	418,283
Global Medical Response, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.384% VRN 10/01/32 (d)	277,778	279,353
Heartland Dental LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 3.750%
7.466% VRN 8/25/32 (d)	488,819	490,486
LifePoint Health, Inc., 2024 1st Lien Term Loan B (Acquired 9/12/24-12/11/24, Cost $636,281), 3 mo. USD Term SOFR + 3.750%
7.655% VRN 5/19/31 (d) (f)	636,674	638,431
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000%
6.934% VRN 3/12/28 (d) (g)	698,616	632,443
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
9.066% VRN 2/23/29 (d)	705,222	485,940
Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 4.500%
8.172% VRN 6/30/32 (d)	960,058	957,360
Select Medical Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.716% VRN 12/03/31 (d)	175,584	175,145
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.672% VRN 9/27/30 (d)	192,923	193,073
Tunstall Group Holdings Ltd.
2023 EUR Reinstated Term Loan B (Acquired 11/30/23-11/28/25, Cost $411,759), 6 mo. EURIBOR + 0.100%, PIK 4.900%, Cash,
2.217% VRN 12/20/27 EUR (b) (c) (d) (e) (f)	391,261	195,419
2023 EUR Super Senior Term Loan (Acquired 11/30/23-11/28/25, Cost $158,013), 6 mo. EURIBOR + 12.000%
14.117% VRN 12/18/26 EUR (b) (c) (d) (e) (f)	146,025	160,110
		6,122,888
Insurance — 4.4%
Alliant Holdings Intermediate, LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 9/19/31 (d)	942,329	944,195
AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.966% VRN 1/30/32 (d)	315,205	315,993
Asurion LLC
2024 Term Loan B12, 1 mo. USD Term SOFR + 4.250%
7.966% VRN 9/19/30 (d)	432,972	432,769
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
9.081% VRN 1/20/29 (d)	1,051,724	1,030,690
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 2.750%
6.466% VRN 6/13/31 (d)	1,189,622	1,193,060
HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.120% VRN 6/20/30 (d)	426,846	428,869

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 7/31/31 (d)	$1,011,854	$1,014,809
USI, Inc., 2024 Term Loan D, 3 mo. USD Term SOFR + 2.250%
5.922% VRN 11/21/29 (d)	190,453	190,826
		5,551,211
Internet — 1.1%
MH Sub I LLC
2023 Term Loan, 3 mo. USD Term SOFR + 4.250%
7.922% VRN 5/03/28 (d)	291,036	269,936
2024 Term Loan B4, 1 mo. USD Term SOFR + 4.250%
7.966% VRN 12/31/31 (d)	182,031	155,267
Proofpoint, Inc., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.000%
6.672% VRN 8/31/28 (d)	438,148	440,001
team.blue Finco Sarl, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.500%
5.518% VRN 9/30/29 EUR (d) (e)	500,000	588,887
		1,454,091
Investment Companies — 0.9%
Hurtigruten ASA
2025 EUR Term Loan A, 6 mo. EURIBOR + 7.500%
9.583% VRN 2/12/30 EUR (d) (e)	532,652	638,492
2025 EUR Term Loan B, 6 mo. EURIBOR + 8.000%
10.083% VRN 8/12/30 EUR (d) (e)	130,133	137,638
Nvent Electric Public Ltd. Co., Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.843% VRN 1/30/32 (d)	429,957	432,511
		1,208,641
Lodging — 2.6%
Casper BidCo SAS, 2025 EUR Term Loan B, 6 mo. EURIBOR + 3.750%
5.873% VRN 3/21/31 EUR (d) (e)	1,000,000	1,183,180
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.716% VRN 8/02/28 (d)	83,020	83,206
2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.716% VRN 1/17/31 (d)	404,266	402,018
Sandy BidCo BV, EUR Term Loan B, 6 mo. EURIBOR + 3.850%
5.959% VRN 8/17/29 EUR (d) (e)	1,000,000	1,160,181
Station Casinos LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.716% VRN 3/14/31 (d)	364,918	365,878
Turquoise Topco Ltd., Term Loan B,
0.000% 8/13/32 (g)	165,017	162,747
		3,357,210
Machinery - Diversified — 0.4%
Pro Mach Group, Inc., 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.466% VRN 10/16/32 (d)	546,295	549,584

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 3.1%
Cumulus Media New Holdings, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.000%
8.901% VRN 5/02/29 (d)	$512,172	$140,463
DirecTV Financing LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 5.250%
9.352% VRN 8/02/29 (d)	764,662	766,352
Houghton Mifflin Harcourt Publishing Co., 2022 Term Loan, 1 mo. USD Term SOFR + 5.250%
9.066% VRN 4/09/29 (d)	56,986	49,999
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.750%
8.466% VRN 6/30/28 (d)	547,241	547,536
McGraw-Hill Global Education Holdings LLC, 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.466% VRN 8/06/31 (d)	185,407	186,864
Sunrise Financing Partnership, Term Loan AAA, 6 mo. USD Term SOFR + 2.500%
6.691% VRN 2/15/32 (d)	608,398	610,156
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000%
5.865% VRN 4/30/28 (d)	1,000,000	999,250
Virgin Media Bristol LLC, 2023 USD Term Loan Y,
0.000% 3/31/31 (g)	700,000	692,601
		3,993,221
Metal Fabricate & Hardware — 0.2%
Grinding Media, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.335% VRN 10/12/28 (d)	264,784	264,784
Mining — 0.1%
Arsenal AIC Parent LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.466% VRN 8/19/30 (d)	165,060	165,266
Miscellaneous - Manufacturing — 0.1%
John Bean Technologies Corp., Term Loan, 1 mo. USD Term SOFR + 1.750%
5.466% VRN 1/02/32 (d)	76,344	76,439
Oil & Gas Services — 0.1%
Deep Blue Operating I LLC, Term Loan, 1 mo. USD Term SOFR + 2.750%
6.593% VRN 10/01/32 (d)	144,509	144,840
Packaging & Containers — 5.8%
BradyPlus Holdings LLC, 2025 Term Loan B,
0.000% 12/13/32 (g)	313,500	309,841
Charter NEX US, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.750%
6.500% VRN 11/29/30 (d)	1,175,287	1,176,956
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175%
6.891% VRN 4/13/29 (d)	1,073,354	1,073,537
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250%
7.988% VRN 5/05/29 (d)	671,530	667,500

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.232% VRN 4/15/30 (d)	$853,783	$835,110
Node AcquiCo GmbH, EUR Term Loan,
0.000% 12/08/32 EUR (e) (g)	750,000	885,719
Pretium Packaging LLC, Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.600%, PIK 0.000%, Cash,
8.501% VRN 10/02/28 (d)	403,125	158,658
Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.750%
10.855% VRN 10/01/29 (d)	254,237	6,175
Proampac PG Borrower LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.000%
7.878% - 7.905% VRN 9/15/28 (d)	784,210	784,642
Ring Container Technologies Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 9/15/32 (d)	628,425	629,852
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.750%
7.422% VRN 9/15/28 (d)	942,223	903,356
		7,431,346
Pharmaceuticals — 5.0%
AI Sirona (Luxembourg) Acquisition SARL, 2025 EUR 1st Lien Term Loan B,
0.000% 10/07/32 EUR (e) (g)	500,000	590,174
Amneal Pharmaceuticals LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.216% VRN 8/01/32 (d)	592,247	596,689
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250%
9.966% VRN 10/08/30 (d)	410,780	400,358
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.772% VRN 10/01/27 (d)	1,193,521	1,170,546
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.000%
5.972% VRN 11/15/27 (d)	680,838	680,551
IVC Acquisition Ltd., 2025 EUR Repriced Term Loan B, 3 mo. EURIBOR + 4.000%
6.035% VRN 12/12/28 EUR (d) (e)	737,000	871,319
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.250%
5.966% VRN 5/05/28 (d)	552,537	554,609
Nidda Healthcare Holding AG, 2025 EUR Repriced Term Loan B, 3 mo. EURIBOR + 3.500%
5.540% VRN 12/09/32 EUR (d) (e)	925,000	1,093,626
Organon & Co., 2024 USD Term Loan, 1 mo. USD Term SOFR + 2.250%
5.966% VRN 5/19/31 (d)	130,513	125,423
Vizient, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 1.750%
5.466% VRN 8/01/31 (d)	294,013	294,566
		6,377,861

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 0.2%
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.000%
5.936% VRN 10/04/30 (d)	$198,489	$198,704
Retail — 3.4%
CD&R Firefly Bidco Ltd., 2025 GBP Term Loan, 3 mo. GBP Term SONIA + 4.750%
8.719% VRN 4/29/29 GBP (d) (e)	1,000,000	1,356,375
Flynn Restaurant Group LP, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750%
7.466% VRN 1/28/32 (d)	456,264	457,761
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.966% VRN 1/23/32 (d)	528,292	530,934
Gulfside Supply, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.672% VRN 6/17/31 (d)	50,102	49,319
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.966% VRN 6/11/31 (d)	735,081	727,208
IRB Holding Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 12/16/30 (d)	603,644	604,803
Kodiak Building Partners, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.466% VRN 12/04/31 (d)	115,951	112,943
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.584% VRN 6/06/31 (d)	207,723	194,501
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.966% VRN 10/19/29 (d)	320,896	322,125
		4,355,969
Semiconductors — 0.4%
MKS Instruments, Inc., 2025 USD Repriced Term Loan, 1 mo. USD Term SOFR + 2.000%
5.716% VRN 8/17/29 (d)	528,192	530,062
Software — 11.4%
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.716% VRN 12/11/28 (d)	504,727	505,898
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.466% VRN 2/15/29 (d)	1,036,265	1,037,343
Avalara, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 2.750%
6.422% VRN 3/26/32 (d)	321,272	322,432
BCPE Pequod Buyer, Inc., USD Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.716% VRN 11/25/31 (d)	796,495	797,738
Boxer Parent Co., Inc.
2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.822% VRN 7/30/31 (d)	810,767	808,019
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.750%
9.466% VRN 7/30/32 (d)	335,155	322,000

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Cloud Software Group, Inc.
2025 Term Loan B (2031), 3 mo. USD Term SOFR + 3.250%
6.922% VRN 3/21/31 (d)	$200,746	$200,903
2025 Term Loan B (2032), 3 mo. USD Term SOFR + 3.250%
6.922% VRN 8/13/32 (d)	439,692	439,969
Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
7.566% VRN 10/08/28 (d)	328,285	312,691
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.500%
7.331% VRN 6/02/28 (d)	302,430	302,321
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%,
7.581% FRN 10/16/28 (d) (g)	207,498	189,860
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750%
6.623% VRN 5/01/31 (d)	942,783	904,289
Dayforce, Inc., 2025 Term Loan,
0.000% 8/20/32 (g)	627,376	625,137
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.466% VRN 10/09/29 (d)	269,541	270,888
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 1/30/32 (d)	579,280	577,473
Ivanti Software, Inc.
2025 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750%
8.639% VRN 6/01/29 (d)	224,841	186,618
2025 Newco Term Loan, 3 mo. USD Term SOFR + 5.750%
9.639% VRN 6/01/29 (d)	93,740	96,709
Kaseya, Inc.
2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.716% VRN 3/20/32 (d)	314,074	314,118
2025 2nd Lien Term Loan B, 1 mo. USD Term SOFR + 5.000%
8.716% VRN 3/18/33 (d)	127,241	124,245
Loyalty Ventures, Inc., Term Loan B,
0.000% 11/03/27 (h)	1,440,555	97,237
MedAssets Software Intermediate Holdings, Inc.
2024 First Out Term Loan, 3 mo. USD Term SOFR + 4.000%
7.695% VRN 12/15/28 (d)	257,292	231,162
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.000%
7.845% VRN 12/15/28 (d)	665,361	451,288
2024 Term Loan A, 3 mo. USD Term SOFR + 5.250%
8.945% VRN 12/15/28 (d)	77,694	71,479
2024 Third Out Term Loan, 1 mo. USD Term SOFR + 6.750%
10.595% VRN 12/17/29 (d)	41,610	23,856
Mermaid Bidco, Inc., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.151% VRN 7/03/31 (d)	325,355	326,168
Mitchell International, Inc.
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250%
6.966% VRN 6/17/31 (d)	740,625	742,580
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
8.966% VRN 6/17/32 (d)	500,000	494,500
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, 3 mo. USD Term SOFR + 2.564%
6.296% VRN 7/16/31 (d)	914,529	916,432

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Project Ruby Ultimate Parent Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.581% VRN 3/10/28 (d)	$815,026	$816,917
Red Planet Borrower LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.716% VRN 9/08/32 (d)	500,000	500,470
Renaissance Holding Corp., 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 4.000%
7.716% VRN 4/05/30 (d)	219,500	191,189
Skopima Merger Sub, Inc., 2024 Repriced Term Loan, 1 mo. USD Term SOFR + 3.750%
7.466% VRN 5/12/28 (d) (g)	179,144	162,928
SolarWinds Holdings, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 4.000%
7.701% VRN 4/16/32 (d)	195,229	194,741
Sovos Compliance LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.966% VRN 8/13/29 (d)	125,465	125,750
SS&C Technologies, Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.000%
5.716% VRN 5/09/31 (d)	446,723	449,158
VS Buyer LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.090% VRN 4/12/31 (d)	457,208	458,351
		14,592,857
Telecommunications — 6.7%
Delta TopCo, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.436% - 6.585% VRN 11/30/29 (d) (g)	651,387	647,564
Eircom Finco SARL, 2025 EUR Term Loan B6, 1 mo. EURIBOR + 2.750%
4.665% VRN 5/15/32 EUR (e)	1,000,000	1,178,726
Ensono LP, 2021 Term Loan, 1 mo. USD Term SOFR + 4.000%
7.831% VRN 5/26/28 (d)	326,404	325,960
Iridium Satellite LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.966% VRN 9/20/30 (d)	200,793	195,132
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, 1 mo. USD Term SOFR + 3.250%
6.966% VRN 3/29/32 (d)	750,000	751,687
MasOrange Finco PLC, 2025 EUR Term Loan B, 6 mo. EURIBOR + 2.500%
4.634% VRN 3/25/31 EUR (d) (e)	1,390,000	1,636,272
Matterhorn Telecom Holding SA, EUR Term Loan B, 3 mo. EURIBOR + 2.500%
4.522% VRN 1/30/32 EUR (d) (e)	1,000,000	1,181,005
Nuuday AS, EUR Term Loan B, 3 mo. EURIBOR + 6.500%
8.582% VRN 2/03/28 EUR (d) (e)	1,000,000	1,186,071
Windstream Services LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.716% VRN 10/06/32 (d)	196,602	197,094
Zegona Communications PLC, EUR Term Loan B, 6 mo. EURIBOR + 2.750%
4.829% VRN 7/17/29 EUR (d) (e)	1,000,000	1,180,782
		8,480,293

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.9%
First Student Bidco, Inc.
2025 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.172% VRN 8/15/30 (d)	$584,348	$585,955
2025 Term Loan C, 3 mo. USD Term SOFR + 2.500%
6.172% VRN 8/15/30 (d)	106,921	107,143
Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.250%
6.966% VRN 1/25/29 (d)	479,774	474,857
		1,167,955
TOTAL BANK LOANS (Cost $111,756,346)		106,322,557
Corporate Debt — 8.4%
Advertising — 0.5%
Summer BC Holdco B SARL 3 mo. EURIBOR + 4.250%
6.314% FRN 2/15/30 EUR (d) (e) (i)	600,000	660,986
Building Materials — 0.1%
PCF GmbH
4.750% 4/15/29 EUR (e) (i)	300,000	164,298
Commercial Services — 1.9%
APCOA Group GmbH 3 mo. EURIBOR + 4.125%
6.151% FRN 4/15/31 EUR (d) (e) (i)	250,000	296,072
BCP V Modular Services Finance II PLC
4.750% 11/30/28 EUR (e) (i)	200,000	221,947
Techem Verwaltungsgesellschaft 675 GmbH 3 mo. EURIBOR + 3.000%
5.074% FRN 7/15/32 EUR (d) (e) (i)	1,000,000	1,185,720
Travelex Issuerco 2 PLC, (Acquired 5/07/24-11/05/25, Cost $980,937), PIK 3.000% , Cash
3.010% 3/31/29 GBP (c) (e) (f) (i)	772,328	703,548
		2,407,287
Computers — 0.4%
Atos SE
5.200% STEP 12/18/30 EUR (e) (i)	200,000	231,782
9.360% STEP 12/18/29 EUR (e) (i)	243,803	328,261
		560,043
Diversified Financial Services — 0.0%
Travelex Financing PLC, (Acquired 1/13/20, Cost $274,579),
8.000% 5/15/22 EUR (e) (f) (h) (i) (j)	250,000	1,102
Electric — 0.2%
Energia Group Roi Financeco DAC
6.875% 7/31/28 EUR (e) (i)	200,000	243,480
Engineering & Construction — 0.5%
Assemblin Caverion Group AB 3 mo. EURIBOR + 3.500%
5.526% FRN 7/01/31 EUR (d) (e) (i)	250,000	296,541

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Gatwick Airport Finance PLC
6.000% 11/21/30 GBP (e) (i)	$200,000	$270,030
		566,571
Environmental Controls — 0.1%
Luna 2 5SARL
5.500% 7/01/32 EUR (e) (i)	107,000	128,045
Forest Products & Paper — 0.2%
Fedrigoni SpA
6.125% 6/15/31 EUR (e) (i)	250,000	286,321
Health Care - Services — 0.4%
Mehilainen Yhtiot OYJ
5.125% 6/30/32 EUR (e) (i)	227,000	270,820
3 mo. EURIBOR + 3.375% 5.393% FRN 6/30/32 EUR (d) (e) (i)	190,000	225,495
		496,315
Holding Company - Diversified — 0.2%
Progroup AG
5.125% 4/15/29 EUR (e) (i)	250,000	301,700
Internet — 0.6%
Cerved Group SpA 3 mo. EURIBOR + 5.250%
7.350% FRN 2/15/29 EUR (d) (e) (i)	300,000	330,096
Engineering - Ingegneria Informatica - SpA
3 mo. EURIBOR + 5.750% 7.769% FRN 2/15/30 EUR (d) (e) (i)	100,000	119,599
11.125% 5/15/28 EUR (e) (i)	200,000	248,798
		698,493
Leisure Time — 0.0%
HX Holdings Co. Ltd.
7.000% STEP 2/12/30 EUR (e)	39,459	36,547
Lodging — 0.2%
TVL Finance PLC
10.250% 4/28/28 GBP (e) (i)	150,000	205,723
Machinery - Diversified — 0.0%
Galapagos SA
1.000% 6/15/21 EUR (d) (e) (h) (i) (j)	20,000	118
Media — 0.4%
Sunrise FinCo I BV
4.625% 5/15/32 EUR (e) (i)	410,000	486,665
Pharmaceuticals — 1.2%
Grifols SA
7.125% 5/01/30 EUR (e) (i)	829,000	1,022,122
Nidda Healthcare Holding GmbH 3 mo. EURIBOR + 3.750%
5.814% FRN 10/23/30 EUR (d) (e) (i)	415,000	494,473
		1,516,595

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.0%
House of Fraser Funding PLC
1.000% 9/15/20 GBP (e) (h) (i) (j)	$300,000	$202
Software — 0.1%
TeamSystem SpA 3 mo. EURIBOR + 3.250%
5.276% FRN 7/01/32 EUR (d) (e) (i)	100,000	118,154
Telecommunications — 1.4%
Fibercop SpA
5.125% 6/30/32 EUR (e) (i)	275,000	328,459
Odido Holding BV
3.750% 1/15/29 EUR (e) (i)	500,000	587,938
PLT VII Finance SARL 3 mo. EURIBOR + 3.500%
5.600% FRN 6/15/31 EUR (d) (e) (i)	500,000	591,009
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (e) (i)	250,000	298,592
		1,805,998
TOTAL CORPORATE DEBT (Cost $11,031,914)		10,684,643
TOTAL BONDS & NOTES (Cost $122,788,260)		117,007,200
	Number of Shares
Warrants — 0.0%
Technology — 0.0%
Travelex International Ltd. (a) (c)	285	—
TOTAL WARRANTS (Cost $0)		—
TOTAL LONG-TERM INVESTMENTS (Cost $124,227,348)		118,352,541
Short-Term Investments — 4.9%
	Principal Amount
Repurchase Agreement — 4.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (k)	$6,246,413	6,246,413
TOTAL SHORT-TERM INVESTMENTS (Cost $6,246,413)		6,246,413
TOTAL INVESTMENTS — 97.7% (Cost $130,473,761) (l)		124,598,954
Other Assets/(Liabilities) — 2.3%		2,877,376
NET ASSETS — 100.0%		$127,476,330

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

Abbreviation Legend
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
PIK	Payment-in-kind - security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2025, these securities amounted to a value of $1,961,888 or 1.54% of net assets.
(d)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Restricted security. Certain securities are restricted to resale. At December 31, 2025, these securities amounted to a value of $2,615,618 or 2.05% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	All or a portion of the security represents unsettled bank loan commitments at December 31, 2025, where the rate may not be determined until the time of settlement.
(h)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2025, these securities amounted to a value of $100,198 or 0.08% of net assets.
(i)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $10,648,096 or 8.35% of net assets.
(j)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not available as of December 31, 2025.
(k)	Maturity value of $6,247,107. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $6,371,540.
(l)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank Of Commerce	1/22/26	USD	37,236,399	EUR	31,581,592	$91,813
Canadian Imperial Bank Of Commerce	1/22/26	USD	250,011	NOK	2,544,000	(2,396)
Morgan Stanley & Co. LLC	1/22/26	USD	2,918,566	GBP	2,174,354	(12,296)
						$77,121

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

Currency Legend
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	U.S. Dollar

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments
December 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 0.2%
Common Stock — 0.2%
France — 0.0%
Technicolor Creative Studios, Inc. (TCHCS FP) (a) (b) (c)	146	$—
Germany — 0.0%
Campfire Topco Ltd. (a) (b) (c)	448,154	—
Norway — 0.1%
HRN Bidco AS (b)	5,296	126,096
HX Bidco AS (b)	1,067	7,191
		133,287
Spain — 0.0%
Bahia De Las Isletas SL Class A (a) (b) (c)	5,454,162	—
United Kingdom — 0.0%
Don Jersey Topco Ltd. (a) (b) (c)	292,774	—
Jubilee Topco Ltd., A1 shares (a) (b) (c)	746	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	363,125	—
Jubilee Topco Ltd., A3 shares (a) (b) (c)	233,558	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	194,966	—
Travelex Topco Ltd. (a) (b) (c)	9,365	—
		—
United States — 0.1%
Serta Simmons, Inc. (b)	14,736	136,308
Technicolor Creative Studios, Inc. (a) (b) (c)	17,217,094	—
		136,308
TOTAL COMMON STOCK (Cost $555,049)		269,595
PREFERRED STOCK — 0.0%
United States — 0.0%

Veritas Kapital Assurance PLC, Series G (b)	1,017	23,899
Veritas Kapital Assurance PLC, Series G-1 (b)	702	16,146
		40,045
TOTAL PREFERRED STOCK (Cost $26,980)		40,045
TOTAL EQUITIES (Cost $582,029)		309,640

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Bonds & Notes — 95.6%
Bank Loans — 41.9%
Belgium — 0.4%
United Petfood Finance BV, 2025 EUR Term Loan B, 6 mo. EURIBOR + 2.750%
4.577% VRN 2/26/32 EUR (d) (e)	$500,000	$591,590
Canada — 0.6%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.590% VRN 10/18/31 (d)	464,950	362,661
Green Infrastructure Partners, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.427% VRN 9/24/32 (d)	153,029	153,029
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.250%
6.922% VRN 2/14/31 (d)	213,688	214,406
		730,096
Denmark — 0.4%
Auris Luxembourg III SARL, 2025 EUR Term Loan B, 6 mo. EURIBOR + 3.750%
5.873% VRN 2/28/29 EUR (d) (e)	500,000	585,396
France — 0.7%
AI Sirona (Luxembourg) Acquisition SARL, 2021 EUR 1st Lien Term Loan B, 6 mo. EURIBOR + 4.500%
6.664% VRN 12/18/28 EUR (d) (e)	500,000	230,004
Ceva Sante Animale, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.000%
5.019% VRN 11/08/30 EUR (d) (e)	500,000	592,313
Foundever Worldwide Corp., 2021 USD Term Loan, 3 mo. USD Term SOFR + 3.750%
7.684% VRN 8/28/28 (d)	150,038	58,515
Technicolor Creative Studios, Inc.
EUR PIK Super Senior Term Loan,
0.000% 3/31/26 EUR (a) (c) (e) (f)	7,820	—
EUR PIK Tranche 2 Note Term Loan,
0.000% 3/31/26 EUR (a) (c) (e) (f)	5,581	—
EUR Tranche 4 Term Loan,
0.000% 3/31/26 EUR (a) (c) (e) (f)	3,208	—
2023 EUR PIK Reinstated Term Loan B,
0.000% 9/15/26 EUR (e) (f)	87,302	513
2023 EUR PIK Term Loan,
0.000% 3/28/33 EUR (a) (c) (e) (f)	82,145	—
EUR PIK Tranche 3 Note Term Loan,
18.116% 3/31/26 EUR (a) (c) (e) (f)	2,777	—
		881,345
Germany — 2.6%
Amedes Holding AG, 2021 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
5.816% VRN 11/20/28 EUR (d) (e)	500,000	497,697
Arvos HoldCo SARL, 2024 USD HoldCo Term Loan B2,
0.500% 8/29/27	48,317	9,986

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Arvos Holding GmbH, 2024 USD Opco Term Loan B4, 3 mo. USD Term SOFR + 5.762%
9.602% VRN 8/29/27 (d) (g)	$268,308	$222,248
Motel One GmbH, EUR Repriced Term Loan B, 1 mo. EURIBOR + 3.625%
5.657% VRN 6/04/32 EUR (d) (e)	800,000	946,976
Nidda Healthcare Holding AG, 2025 EUR Repriced Term Loan B, 3 mo. EURIBOR + 3.500%
5.540% VRN 12/09/32 EUR (d) (e)	500,000	591,149
Node AcquiCo GmbH, EUR Term Loan,
0.000% 12/08/32 EUR (e) (h)	500,000	590,479
Techem Verwaltungsgesellschaft 675 GmbH, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.250%
5.255% VRN 7/15/32 EUR (d) (e)	500,000	591,502
		3,450,037
Luxembourg — 2.2%
Albion Financing 3 SARL, 2025 EUR Term Loan, 3 mo. EURIBOR + 3.000%
5.010% VRN 5/21/31 EUR (d) (e)	510,000	605,969
CCP Lux Holding SARL, 2023 EUR Term Loan B, 6 mo. EURIBOR + 4.750%
6.853% VRN 1/05/28 EUR (d) (e)	500,000	566,299
Flint Group Midco Ltd., USD Opco Term Loan, 3 mo. USD Term SOFR + 4.250%, PIK 0.750%, Cash,
8.371% VRN 12/31/26 (d)	177,454	167,584
Ineos Finance PLC, 2024 EUR Term Loan B1, 1 mo. EURIBOR + 3.250%
5.151% VRN 2/07/31 EUR (d) (e)	500,000	480,510
Summer (BC) Holdco B SARL
2024 EUR Term Loan B, 3 mo. EURIBOR + 4.500%
6.543% VRN 1/31/29 EUR (d) (e)	432,997	476,072
2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
8.932% VRN 2/15/29 (d)	379,374	352,344
Venga Finance SARL, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
7.834% VRN 6/28/29 (d)	292,508	292,946
		2,941,724
Netherlands — 1.7%
Nouryon Finance BV, 2024 USD Term Loan B1, 6 mo. USD Term SOFR + 3.250%
7.036% VRN 4/03/28 (d)	184,609	184,456
TMF Group Holding BV, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.250%
5.249% VRN 5/03/28 EUR (d) (e)	500,000	593,523
Trivium Packaging BV, EUR Repriced Term Loan, 3 mo. EURIBOR + 3.750%
5.810% VRN 5/28/30 EUR (d) (e)	700,000	824,524
Ziggo BV, 2019 EUR Term Loan H, 1 mo. EURIBOR + 3.000%
4.935% VRN 1/31/29 EUR (d) (e)	500,000	583,927
		2,186,430
Norway — 0.3%
Hurtigruten ASA

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
2025 EUR Term Loan A, 6 mo. EURIBOR + 7.500%
9.583% VRN 2/12/30 EUR (d) (e)	$266,326	$319,246
2025 EUR Term Loan B, 6 mo. EURIBOR + 8.000%
10.083% VRN 8/12/30 EUR (d) (e)	65,066	68,819
		388,065
Spain — 0.6%
Grifols SA, EUR 2019 Term Loan B, 3 mo. EURIBOR + 2.250%
4.316% VRN 11/15/27 EUR (d) (e)	680,836	800,470
Sweden — 0.5%
Verisure Holding AB, 2025 EUR Term Loan B, 3 mo. EURIBOR + 2.250%
4.300% VRN 11/03/32 EUR (d) (e)	600,000	708,963
United Kingdom — 3.2%
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd lien Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash,
2.138% VRN 12/30/28 EUR (d) (e)	438,177	27,035
EUR Opco Term Loan, 3 mo. EURIBOR + 4.250%, PIK 0.750%, Cash,
6.288% VRN 12/31/27 EUR (d) (e)	561,496	626,467
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash
4.221% VRN 12/30/27 (d)	108,383	76,572
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash
4.221% VRN 12/31/27 (d)	144,534	8,094
Froneri Lux FinCo SARL, 2025 EUR Term Loan, 3 mo. EURIBOR + 2.750%
4.873% VRN 9/30/32 EUR (d) (e)	500,000	588,752
Lernen Bidco Ltd., 2025 EUR Term Loan B3, 6 mo. EURIBOR + 3.750%
5.871% VRN 4/25/29 EUR (d) (e)	500,000	593,699
MasOrange Finco PLC, 2025 EUR Term Loan B, 6 mo. EURIBOR + 2.500%
4.634% VRN 3/25/31 EUR (d) (e)	660,000	776,935
Motion Finco SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
5.769% VRN 11/12/29 EUR (d) (e)	500,000	521,101
Tunstall Group Holdings Ltd.
2023 EUR Reinstated Term Loan B (Acquired 11/30/23-11/28/25, Cost $375,237), 6 mo. EURIBOR + 0.100%, PIK 4.900%, Cash
2.217% VRN 12/20/27 EUR (a) (c) (d) (e) (i)	343,904	171,766
2025 EUR Incremental Super Senior Term Loan (Acquired 5/27/25, Cost $39,969), 6 mo. EURIBOR + 3.000%
5.117% VRN 12/18/26 EUR (a) (c) (d) (e) (i)	38,799	42,541
Vue Entertainment International Ltd.
2023 EUR Floating PIK Reinstated Term Loan B, 6 mo. EURIBOR + 0.000%, PIK 8.000%, Cash
2.103% VRN 12/31/27 EUR (d) (e)	302,293	223,810
2023 EUR Floating PIK Term Loan, 6 mo. EURIBOR + 0.100%, PIK 8.400%, Cash,
2.203% VRN 12/31/27 EUR (d) (e)	192,919	217,650
2023 EUR Floating PIK Super Senior Term Loan, 6 mo. EURIBOR + 8.000%, PIK 1.000%, Cash,
10.103% VRN 6/30/27 EUR (d) (e)	103,858	125,715

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000%
10.103% VRN 6/30/27 EUR (d) (e)	$158,216	$186,866
		4,187,003
United States — 28.7%
AAP Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.466% VRN 9/09/31 (d)	252,955	253,747
Ahead DB Holdings LLC, 2024 Term Loan B4, 3 mo. USD Term SOFR + 2.500%
6.172% VRN 2/03/31 (d)	248,753	248,243
AlixPartners LLP, 2025 USD Term Loan, 1 mo. USD Term SOFR + 2.000%
5.716% VRN 8/12/32 (d)	392,285	392,701
Alliance Laundry Systems LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%, 3 mo. USD Term SOFR + 2.250
5.984% - 6.107% VRN 8/19/31 (d)	123,421	123,883
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.716% VRN 9/30/31 (d)	230,931	231,531
Altium Packaging LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 6/11/31 (d)	295,500	284,788
AMC Entertainment Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 7.000%
10.731% VRN 1/04/29 (d) (h)	448,376	448,421
American Airlines, Inc., 2024 1st Lien Term Loan B, 6 mo. USD Term SOFR + 2.250%
6.000% VRN 2/15/28 (d)	247,449	248,016
Amneal Pharmaceuticals LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.216% VRN 8/01/32 (d)	498,750	502,491
AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.966% VRN 1/30/32 (d)	219,431	219,980
Apro LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.750%
7.677% VRN 7/09/31 (d)	194,390	195,179
Aretec Group, Inc., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.000%
6.716% VRN 8/09/30 (d)	198,500	199,121
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.716% VRN 12/11/28 (d)	337,551	338,334
Asurion LLC
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.000%
7.816% VRN 8/19/28 (d)	297,179	297,367
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
9.081% VRN 1/20/29 (d)	225,862	221,345
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.466% VRN 2/15/29 (d)	197,525	197,730
Aveanna Healthcare LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.466% VRN 9/17/32 (d)	323,267	324,958
Bally’s Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.369% VRN 10/02/28 (d) (h)	300,000	295,467

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.466% VRN 1/27/32 (d)	$184,360	$184,668
Bausch & Lomb Corp.
2025 Repriced Term Loan,
0.000% 1/15/31 (h)	161,666	163,121
2025 Term Loan B, 1 mo. USD Term SOFR + 4.250%
7.966% VRN 1/15/31 (d)	111,145	112,145
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250%
9.966% VRN 10/08/30 (d)	373,353	363,881
Bayonne Energy Center LLC, Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.672% VRN 10/01/32 (d)	146,077	146,900
Belron Finance 2019 LLC, 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.120% VRN 10/16/31 (d)	198,500	199,493
Bingo Holdings I LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.422% VRN 6/30/32 (d)	145,181	142,277
Boxer Parent Co., Inc.
2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.822% VRN 7/30/31 (d)	549,151	547,289
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.750%
9.466% VRN 7/30/32 (d)	200,000	192,150
BradyPlus Holdings LLC, 2025 Term Loan B,
0.000% 12/13/32 (h)	223,928	221,315
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 2.750%
6.466% VRN 6/13/31 (d)	287,936	288,768
Caesars Entertainment, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.966% VRN 2/06/30 (d)	244,012	241,816
Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 4.250%
8.011% VRN 2/11/28 (d)	296,753	291,050
Clarios Global LP, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.466% VRN 1/28/32 (d)	278,943	279,989
Cloud Software Group, Inc., 2025 Term Loan B (2031), 3 mo. USD Term SOFR + 3.250%
6.922% VRN 3/21/31 (d)	199,000	199,155
Cloudera, Inc., 2021 Second Lien Term Loan, 1 mo. USD Term SOFR + 6.000%
9.816% VRN 10/08/29 (d)	266,667	231,136
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175%
6.891% VRN 4/13/29 (d)	229,430	229,469
CMG Media Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.500%
7.272% VRN 6/18/29 (d) (h)	249,367	232,041
CommScope, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.750%
8.466% VRN 12/17/29 (d)	300,000	300,141
Connect Holding II LLC, Delayed Draw Term Loan, 1 mo. USD Term SOFR + 4.250%
7.977% - 7.986% VRN 4/03/31 (d)	150,000	130,266
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%,
0.000% VRN10/16/28 (d) (h)	56,960	52,118

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Cotiviti Corp.
2024 Term Loan, 1 mo. USD Term SOFR + 2.750%
6.623% VRN 5/01/31 (d)	$294,418	$282,397
2025 2nd Amendment Term Loan, 1 mo. USD Term SOFR + 2.750%
6.623% VRN 3/26/32 (d)	199,499	191,146
CPC Acquisition Corp.
Term Loan, 3 mo. USD Term SOFR + 3.750%
7.684% VRN 12/29/27 (d)	179,227	147,527
Second Lien Term Loan, 3 mo. USD Term SOFR + 7.750%
11.684% VRN 12/29/28 (d)	350,000	112,875
CSC Holdings LLC, 2019 Term Loan B5, 3 mo. U.S. (Fed) Prime Rate + 1.500%
8.250% VRN 4/15/27 (d)	299,206	260,950
Dayforce, Inc., 2025 Term Loan,
0.000% 8/20/32 (h)	376,426	375,082
Deep Blue Operating I LLC, Term Loan, 1 mo. USD Term SOFR + 2.750%
6.593% VRN 10/01/32 (d)	101,156	101,388
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 3.750%
7.466% VRN 7/09/32 (d)	223,977	223,977
DXP Enterprises, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.148% VRN 10/11/30 (d)	230,233	231,902
Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
8.966% VRN 10/06/28 (d)	300,000	299,001
Electron BidCo, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 11/01/28 (d)	246,231	247,364
Emrld Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.072% VRN 5/31/30 (d)	241,928	242,400
Ensemble RCM LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.840% VRN 8/01/29 (d)	128,559	129,115
First Student Bidco, Inc.
2025 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.172% VRN 8/15/30 (d)	237,127	237,779
2025 Term Loan C, 3 mo. USD Term SOFR + 2.500%
6.172% VRN 8/15/30 (d)	43,388	43,479
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250%
7.988% VRN 5/05/29 (d)	221,520	220,191
Flint Group Packaging INKS North America Holdings LLC, EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash
2.138% VRN 12/30/28 EUR (d) (e)	328,579	273,391
Fluid-Flow Products, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.966% VRN 3/31/28 (d) (h)	294,637	295,604
Flynn Restaurant Group LP, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750%
7.466% VRN 1/28/32 (d)	259,692	260,544
Franklin Square Holdings LP, 2024 Term Loan B (Acquired 4/18/24, Cost $224,849), 1 mo. USD Term SOFR + 2.250%
5.966% VRN 4/25/31 (d) (i)	225,278	218,519
Freeport LNG Investments LLLP, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.120% VRN 12/21/28 (d)	228,129	228,795

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.772% VRN 10/01/27 (d)	$241,078	$236,437
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 1/30/32 (d)	308,949	307,986
GFL Environmental, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.273% VRN 3/03/32 (d)	257,885	258,659
Graham Packaging Co., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 8/04/27 (d)	215,952	216,654
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.966% VRN 1/23/32 (d)	276,606	277,989
Grinding Media, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.335% VRN 10/12/28 (d)	188,677	188,677
Gryphon Acquire Newco LLC, Term Loan B, 6 mo. USD Term SOFR + 3.000%
6.854% VRN 9/13/32 (d)	136,719	137,588
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.966% VRN 6/11/31 (d)	211,905	209,636
Heartland Dental LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 3.750%
7.466% VRN 8/25/32 (d)	197,249	197,921
Highline Aftermarket Acquisition LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.322% VRN 2/19/30 (d)	198,496	199,366
HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.120% VRN 6/20/30 (d)	407	409
Hyperion Materials & Technologies, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.500%, 3 mo. USD Term SOFR + 4.500%
8.331% - 8.584% VRN 8/30/28 (d)	363,128	317,131
INEOS Quattro Holdings UK Ltd., 2023 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.250%
8.066% VRN 4/02/29 (d)	494,962	346,474
IRB Holding Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 12/16/30 (d)	490,417	491,359
Ivanti Software, Inc.
2025 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750%
8.639% VRN 6/01/29 (d)	856,951	711,269
2025 Newco Term Loan, 3 mo. USD Term SOFR + 5.750%
9.639% VRN 6/01/29 (d)	92,294	95,217
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.216% VRN 4/26/30 (d)	149,248	148,012
Johnstone Supply LLC, Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.230% VRN 6/09/31 (d)	275,581	276,921
Journey Personal Care Corp., 2024 Term Loan B,
0.000% 3/01/28 (h)	149,621	148,873
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.750%
8.466% VRN 6/30/28 (d)	143,739	143,817

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, 1 mo. USD Term SOFR + 3.250%
6.966% VRN 3/29/32 (d)	$200,000	$200,450
LifePoint Health, Inc., 2024 1st Lien Term Loan B (Acquired 10/15/24, Cost $578,583), 3 mo. USD Term SOFR + 3.750%
7.655% VRN 5/19/31 (d) (i)	578,781	580,379
Lightning Power LLC, Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.966% VRN 8/18/31 (d)	185,543	186,318
LSF12 Crown US Commercial Bidco LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.373% VRN 12/02/31 (d)	185,725	186,711
Lumen Technologies, Inc., 2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 2.350%
4.350% VRN 4/16/29 (d)	148,479	147,551
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.227% VRN 9/26/31 (d)	208,226	209,484
Mavis Tire Express Services Corp., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.000%
6.716% VRN 5/04/28 (d)	513,907	515,551
MedAssets Software Intermediate Holdings, Inc.
2024 First Out Term Loan, 3 mo. USD Term SOFR + 4.000%
7.695% VRN 12/15/28 (d)	471,518	423,631
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.000%
7.845% VRN 12/15/28 (d)	702,998	476,815
2024 Term Loan A, 3 mo. USD Term SOFR + 5.250%
8.945% VRN 12/15/28 (d)	36,030	33,147
2024 Third Out Term Loan, 1 mo. USD Term SOFR + 6.750%
10.595% VRN 12/17/29 (d)	27,740	15,904
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan (Acquired 9/24/21, Cost $146,660), 3 mo. USD Term SOFR + 7.000%
10.940% VRN 11/01/29 (d) (i)	147,368	29,916
MH Sub I LLC, 2024 Term Loan B4, 1 mo. USD Term SOFR + 4.250%
7.966% VRN 12/31/31 (d)	88,281	75,301
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000%
6.934% VRN 3/12/28 (d)	405,395	366,996
Mitchell International, Inc., 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
8.966% VRN 6/17/32 (d)	197,802	195,626
MKS Instruments, Inc., 2025 USD Repriced Term Loan, 1 mo. USD Term SOFR + 2.000%
5.716% VRN 8/17/29 (d)	140,492	140,989
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
9.066% VRN 2/23/29 (d)	403,820	278,256
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
9.027% VRN 4/11/29 (d)	143,621	141,861
New Arclin US Holding Corp., 2021 Term Loan (Acquired 5/22/24, Cost $190,598), 1 mo. USD Term SOFR + 3.500%
7.316% VRN 9/30/28 (d) (i)	190,909	190,670
Nielsen Consumer, Inc., 2025 USD Term Loan,
0.000% 3/06/28 (h)	207,293	207,336

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Nvent Electric Public Ltd. Co., Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.843% VRN 1/30/32 (d)	$214,978	$216,255
OID-OL Intermediate I LLC
Term Loan 2, 3 mo. USD Term SOFR + 4.250%
8.240% VRN 2/01/29 (d) (h)	691,665	574,373
Term Loan 1, 3 mo. USD Term SOFR + 6.000%
9.840% VRN 2/01/29 (d)	139,635	143,068
Olympus Water US Holding Corp., 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.250%
6.922% VRN 11/03/32 (d)	115,473	114,680
Orion US Finco, Inc., 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.500%
7.427% VRN 10/08/32 (d)	187,874	188,636
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.977% VRN 10/05/28 (d)	246,877	247,827
Padagis LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.949% VRN 7/06/28 (d)	322,807	304,246
Paradigm Parent LLC, 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.500%
8.172% VRN 4/16/32 (d)	467,230	409,850
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.327% VRN 4/23/29 (d)	260,140	143,223
Polar US Borrower LLC
2024 Term Loan B1A (Acquired 9/18/24-7/28/25, Cost $370,462), 3 mo. USD Term SOFR + 5.500%
9.459% VRN 10/16/28 (d) (i)	437,020	30,045
2024 Term Loan B1B (Acquired 9/18/24-7/28/25, Cost $239,176), 3 mo. USD Term SOFR + 5.500%
9.459% VRN 10/16/28 (d) (i)	300,668	20,671
Pretium Packaging LLC
Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.600%, PIK 0.000%, Cash,
8.501% VRN 10/02/28 (d)	78,787	31,008
First Out Term Loan A, 3 mo. USD Term SOFR + 5.000%, PIK 0.000%, Cash,
8.901% VRN 10/02/28 (d)	353,633	353,081
Proampac PG Borrower LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.000%
7.878% - 7.905% VRN 9/15/28 (d)	341,158	341,346
Project Ruby Ultimate Parent Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.581% VRN 3/10/28 (d)	291,800	292,477
QuidelOrtho Corp., Term Loan, 1 mo. USD Term SOFR + 4.000%
7.716% VRN 8/20/32 (d)	147,076	146,892
Quikrete Holdings, Inc.
2025 Term Loan B1, 1 mo. USD Term SOFR + 2.250%
5.966% VRN 4/14/31 (d)	171,905	172,343
2025 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.966% VRN 2/10/32 (d)	141,029	141,432
Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 4.500%
8.172% VRN 6/30/32 (d)	192,012	191,472
Radnet Management, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.072% VRN 4/18/31 (d)	246,932	247,611

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Raising Cane’s Restaurants LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.716% VRN 9/18/31 (d)	$238,096	$238,453
Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.716% VRN 11/19/31 (d)	205,248	205,825
Recess Holdings, Inc., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.750%
7.615% VRN 2/20/30 (d)	355,628	357,573
Red Planet Borrower LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.716% VRN 9/08/32 (d)	700,000	700,658
Renaissance Holding Corp., 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 4.000%
7.716% VRN 4/05/30 (d)	195,215	170,036
Ring Container Technologies Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 9/15/32 (d)	198,000	198,449
Sazerac Co., Inc., Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.500% VRN 7/09/32 (d)	224,349	224,566
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.934% VRN 4/04/29 (d)	246,379	241,730
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 7/31/31 (d)	216,001	216,632
Skopima Merger Sub, Inc., 2024 Repriced Term Loan, 1 mo. USD Term SOFR + 3.750%
7.466% VRN 5/12/28 (d)	225,416	205,012
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
8.022% VRN 3/04/28 (d)	145,278	111,683
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.672% VRN 9/27/30 (d)	193,442	193,592
Stonepeak Bayou Holdings LP, Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.422% VRN 10/01/32 (d)	96,231	86,247
Summer (BC) Holdco B SARL, 2024 EUR Term Loan, 3 mo. EURIBOR + 4.500%
6.543% VRN 1/31/29 EUR (d) (e)	67,003	73,669
Tacala LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.716% VRN 1/31/31 (d)	176,362	177,432
Team Health Holdings, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 4.500%
8.340% VRN 6/30/28 (d)	313,628	314,412
Third Coast Infrastructure LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.466% VRN 9/25/30 (d) (h)	323,238	325,798
TKO Worldwide Holdings LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.000%
5.868% VRN 11/21/31 (d)	262,666	263,722
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.750%
7.422% VRN 9/15/28 (d)	601,294	576,491
Trio Bidco, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.672% VRN 10/29/32 (d)	230,894	231,279

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
United Talent Agency LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.750% VRN 6/10/32 (d)	$200,000	$201,250
Upbound Group, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.634% VRN 8/13/32 (d)	125,543	126,171
US Fertility Enterprises LLC, 2025 Term Loan,
0.000% 12/10/32 (h)	126,947	127,264
Varsity Brands, Inc., 2025 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.000%
6.672% VRN 8/26/31 (d)	363,998	365,138
Virgin Media Bristol LLC, 2023 USD Term Loan Y,
7.052% 3/31/31 (d)	700,000	692,601
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
8.102% VRN 4/24/28 (d)	228,421	211,461
Vistra Zero Operating Co. LLC, Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.716% VRN 4/30/31 (d)	322,876	319,092
VS Buyer LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.090% VRN 4/12/31 (d)	236,858	237,450
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.216% VRN 1/30/31 (d)	291,964	292,119
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.966% VRN 10/19/29 (d)	240,016	240,935
Wilsonart LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250%
7.922% VRN 8/05/31 (d) (h)	149,621	144,759
Windstream Services LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.716% VRN 10/06/32 (d)	159,635	160,034
X Corp.
2025 Fixed Term Loan,
9.500% 10/26/29	876,803	873,041
Term Loan, 3 mo. USD Term SOFR + 6.500%
10.448% VRN 10/26/29 (d)	249,357	244,727
Zayo Group Holdings, Inc., 2025 USD Term Loan, 1 mo. USD Term SOFR + 3.000%, PIK 0.500%, Cash,
6.831% VRN 3/11/30 (d)	387,093	366,326
		37,935,366
TOTAL BANK LOANS (Cost $57,471,802)		55,386,485
Corporate Debt — 45.9%
Angola — 0.2%
Azule Energy Finance PLC
8.125% 1/23/30 (j)	200,000	200,241
Argentina — 0.3%
Telecom Argentina SA
9.250% 5/28/33 (j)	100,000	104,461
Transportadora de Gas del Sur SA
8.500% 7/24/31 (j)	108,000	112,157

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
YPF SA
8.250% 1/17/34 (j)	$100,000	$102,196
8.500% 6/27/29 (j)	30,000	31,120
9.000% STEP 6/30/29 (j)	9,662	10,068
		360,002
Bahrain — 0.1%
Bapco Energies Sukuk Ltd.
5.250% 4/08/29 (j)	200,000	198,897
Belgium — 0.1%
Elia Group SA 5 yr. EURIBOR ICE Swap + 2.506%
5.850% VRN EUR (d) (e) (j) (k)	100,000	123,142
Brazil — 0.3%
Petrobras Global Finance BV
6.250% 1/10/36	250,000	245,296
Samarco Mineracao SA PIK 6.750%, Cash
9.500% 6/30/31 (j)	87,935	89,074
		334,370
Canada — 1.2%
1011778 BC ULC/New Red Finance, Inc.
5.625% 9/15/29 (j)	200,000	203,637
Bausch Health Cos., Inc.
4.875% 6/01/28 (j)	150,000	134,250
5.000% 1/30/28 (j)	112,000	98,000
Enbridge, Inc., Series NC5, 5 yr. CMT + 3.785%
8.250% VRN 1/15/84 (d)	551,000	589,587
Northriver Midstream Finance LP
6.750% 7/15/32 (j)	200,000	203,811
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.000% 8/01/30 (j)	195,000	184,898
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (j)	200,000	195,231
		1,609,414
Chile — 0.3%
Banco de Credito e Inversiones SA 5 yr. CMT + 4.944%
8.750% VRN (d) (j) (k)	200,000	216,180
VTR Comunicaciones SpA
4.375% 4/15/29 (j)	200,000	194,022
		410,202
Colombia — 0.1%
Geopark Ltd.
8.750% 1/31/30 (j)	200,000	186,564
Finland — 0.1%
Mehilainen Yhtiot OYJ 3 mo. EURIBOR + 3.375%
5.393% FRN 6/30/32 EUR (d) (e) (j)	100,000	118,682

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
France — 2.1%
Altice France SA
6.500% 4/15/32 (j)	$200,000	$191,736
Atos SE
5.200% STEP 12/18/30 EUR (e) (j)	250,000	289,727
9.360% STEP 12/18/29 EUR (e) (j)	250,000	336,605
Electricite de France SA
5 yr. U.K. Government Bond + 3.775% 7.375% VRN GBP (d) (e) (j) (k)	100,000	138,150
5 yr. CMT + 5.411% 9.125% VRN (d) (j) (k)	200,000	232,591
Emeria SASU
3.375% 3/31/28 EUR (e) (j)	150,000	154,058
iliad SA
4.250% 1/09/32 EUR (e) (j)	100,000	118,548
La Poste SA 5 yr. EURIBOR ICE Swap + 2.679%
5.000% VRN EUR (d) (e) (j) (k)	100,000	121,369
Orange SA 5 yr. EUR Swap + 2.659%
5.375% VRN EUR (d) (e) (j) (k)	100,000	124,581
Veolia Environnement SA 5 yr. EURIBOR ICE Swap + 1.837%
4.322% VRN EUR (d) (e) (j) (k)	300,000	350,830
Viridien
10.000% 10/15/30 (j)	361,000	380,668
Worldline SA
5.250% 11/27/29 EUR (e) (j) (l)	200,000	207,439
5.500% 6/10/30 EUR (e) (j) (l)	100,000	102,510
		2,748,812
Germany — 2.6%
Bayer AG
5 yr. EUR Swap + 4.458% 5.375% VRN 3/25/82 EUR (d) (e) (j)	200,000	241,197
5 yr. EUR Swap + 3.896% 7.000% VRN 9/25/83 EUR (d) (e) (j)	200,000	258,250
Dynamo Newco II GmbH
6.250% 10/15/31 EUR (e) (j)	100,000	119,699
Grand City Properties SA 5 yr. EUR Swap + 2.184%
1.500% VRN EUR (d) (e) (j) (k)	300,000	347,073
IHO Verwaltungs GmbH PIK 7.75% , Cash
7.000% 11/15/31 EUR (e) (j)	250,000	317,196
Nidda Healthcare Holding GmbH
5.375% 10/23/30 EUR (e) (j)	200,000	240,187
PCF GmbH
4.750% 4/15/29 EUR (e) (j)	250,000	136,915
Progroup AG
5.375% 4/15/31 EUR (e) (j) (l)	300,000	360,390
SGL Carbon SE, Convertible,
5.750% 6/28/28 EUR (e) (j)	200,000	228,356
Techem Verwaltungsgesellschaft 675 GmbH 3 mo. EURIBOR + 3.000%
5.074% FRN 7/15/32 EUR (d) (e) (j)	150,000	177,858
Volkswagen International Finance NV 8 yr. EURIBOR ICE Swap + 3.494%
5.994% VRN EUR (d) (e) (j) (k)	400,000	486,435
Wintershall Dea Finance 2 BV 5 yr. EURIBOR ICE Swap + 3.940%
6.117% VRN EUR (d) (e) (j) (k)	270,000	323,700
ZF Europe Finance BV
7.000% 6/12/30 EUR (e) (j)	200,000	247,612
		3,484,868

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Guatemala — 0.1%
Energuate Trust 2 0
6.350% 9/15/35 (j)	$200,000	$199,923
Hong Kong — 0.1%
Seaspan Corp.
5.500% 8/01/29 (j)	200,000	189,928
India — 0.2%
Vedanta Resources Finance II PLC
9.850% 4/24/33 (j)	200,000	206,850
Indonesia — 0.3%
Medco Maple Tree Pte. Ltd.
8.960% 4/27/29 (j)	400,000	417,103
Ireland — 0.6%
eircom Finance DAC
5.000% 4/30/31 EUR (e) (j)	175,000	209,159
Flutter Treasury DAC
5.875% 6/04/31 (j)	200,000	202,780
GGAM Finance Ltd.
5.875% 3/15/30 (j)	221,000	224,269
8.000% 2/15/27 (j)	200,000	204,544
		840,752
Italy — 1.1%
Cerved Group SpA 3 mo. EURIBOR + 5.250%
7.350% FRN 2/15/29 EUR (d) (e) (j)	199,000	218,964
Enel SpA 5 yr. EURIBOR ICE Swap + 2.196%
4.500% VRN EUR (d) (e) (j) (k)	200,000	236,678
Engineering - Ingegneria Informatica - SpA
8.625% 2/15/30 EUR (e) (j)	100,000	126,020
11.125% 5/15/28 EUR (e) (j)	200,000	248,798
Fedrigoni SpA
6.125% 6/15/31 EUR (e) (j) (l)	100,000	114,528
Fibercop SpA
5.125% 6/30/32 EUR (e) (j)	160,000	191,103
6.375% 11/15/33 (j)	250,000	247,734
TeamSystem SpA
5.000% 7/01/31 EUR (e) (j)	110,000	130,463
		1,514,288
Jamaica — 0.2%
Digicel International Finance Ltd./Difl US LLC
8.625% 8/01/32 (j)	200,000	207,489
Luxembourg — 0.8%
Cidron Aida Finco SARL
9.125% 10/27/31 GBP (e) (j) (l)	270,000	374,942
ION Platform Finance SARL
6.500% 9/30/30 EUR (e) (j)	100,000	113,724
6.875% 9/30/32 EUR (e) (j)	100,000	112,412

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Luna 1.5 SARL
10.500% 7/01/32 EUR (e) (j)	$133,000	$162,526
Luna 2 5SARL
5.500% 7/01/32 EUR (e) (j)	100,000	119,669
PLT VII Finance SARL 3 mo. EURIBOR + 3.500%
5.600% FRN 6/15/31 EUR (d) (e) (j)	100,000	118,202
Summer BC Holdco B SARL
5.875% 2/15/30 EUR (e) (j)	100,000	108,300
		1,109,775
Macau — 0.4%
MGM China Holdings Ltd.
7.125% 6/26/31 (j)	300,000	317,516
Wynn Macau Ltd.
6.750% 2/15/34 (j)	200,000	202,574
		520,090
Mexico — 0.8%
Petroleos Mexicanos
6.700% 2/16/32	647,000	645,273
7.690% 1/23/50	250,000	224,049
Saavi Energia SARL
8.875% 2/10/35 (j)	200,000	216,910
		1,086,232
Morocco — 0.2%
OCP SA
6.700% 3/01/36 (j)	200,000	214,492
Netherlands — 0.4%
Odido Group Holding BV
5.500% 1/15/30 EUR (e) (j)	150,000	177,450
Sunrise FinCo I BV
4.625% 5/15/32 EUR (e) (j)	100,000	118,699
Trivium Packaging Finance BV
6.625% 7/15/30 EUR (e) (j)	140,000	173,245
		469,394
Norway — 0.2%
Var Energi ASA 5 yr. EURIBOR ICE Swap + 4.765%
7.862% VRN 11/15/83 EUR (d) (e) (j)	200,000	258,059
Pakistan — 0.1%
Veon Midco BV
3.375% 11/25/27 (j)	200,000	189,581
Peru — 0.2%
Banco BBVA Peru SA 5 yr. CMT + 2.002%
6.200% VRN 6/07/34 (d) (j)	300,000	310,470

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Portugal — 0.4%
EDP SA
5 yr. EURIBOR ICE Swap + 1.923% 4.375% VRN 12/02/55 EUR (d) (e) (j)	$100,000	$116,749
5 yr. EURIBOR ICE Swap + 2.239% 4.500% VRN 5/27/55 EUR (d) (e) (j)	300,000	357,837
		474,586
Russia — 0.0%
Sovcombank, 5 yr. CMT + 6.380%, VRN,
7.750% (a) (c) (d) (f) (j) (k)	500,000	—
Slovenia — 0.1%
United Group BV
6.500% 10/31/31 EUR (e) (j)	150,000	179,930
South Africa — 0.2%
Bidvest Group UK PLC
6.200% 9/17/32 (j)	200,000	203,782
Spain — 0.6%
Anarafe SL
14.776% 12/31/26 EUR (e) (j)	110,699	95,873
Cellnex Telecom SA, Convertible,
0.750% 11/20/31 EUR (e) (j)	200,000	211,611
Grifols SA
7.125% 5/01/30 EUR (e) (j)	130,000	160,284
Telefonica Europe BV
8 yr. EURIBOR ICE Swap + 3.121% 5.752% VRN EUR (d) (e) (j) (k)	200,000	248,799
7 yr. EUR Swap + 3.347% 6.135% VRN EUR (d) (e) (j) (k)	100,000	125,398
		841,965
Sweden — 0.2%
Intrum Investments & Financing AB
7.750% 9/11/27 EUR (e)	189,861	211,978
Switzerland — 0.3%
Consolidated Energy Finance SA
5.625% 10/15/28 (j)	150,000	97,500
6.500% 5/15/26 (j)	300,000	289,886
		387,386
Tanzania, United Republic Of — 0.3%
HTA Group Ltd.
7.500% 6/04/29 (j)	367,000	378,735
Thailand — 0.2%
GC Treasury Center Co. Ltd. 5 yr. CMT + 3.162%
7.125% VRN (d) (j) (k)	200,000	203,317
Turkey — 0.6%
Turkcell Iletisim Hizmetleri AS
7.650% 1/24/32 (j)	200,000	212,618
Turkiye Garanti Bankasi AS 5 yr. CMT + 4.090%
8.375% VRN 2/28/34 (d) (j)	220,000	229,691

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
WE Soda Investments Holding PLC
9.500% 10/06/28 (j)	$306,000	$308,651
		750,960
United Kingdom — 5.1%
BCP V Modular Services Finance II PLC
4.750% 11/30/28 EUR (e) (j)	200,000	221,947
BCP V Modular Services Finance PLC
6.750% 11/30/29 EUR (e) (j)	150,000	135,966
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.750% 1/15/33 (j)	300,000	297,851
British Telecommunications PLC 5 yr. U.K. Government Bond + 2.282%
6.375% VRN 12/03/55 GBP (d) (e) (j)	180,000	248,022
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.625% 2/15/32 EUR (e) (j)	120,000	144,059
6.375% 2/15/32 (j)	350,000	350,577
Centrica PLC 5 yr. U.K. Government Bond + 2.512%
6.500% VRN 5/21/55 GBP (d) (e) (j)	200,000	277,681
Gatwick Airport Finance PLC
6.000% 11/21/30 GBP (e) (j)	250,000	337,537
Heathrow Finance PLC
6.625% 3/01/31 GBP (e) (j)	350,000	474,387
House of Fraser Funding PLC
1.000% 9/15/20 GBP (e) (f) (j) (m)	150,000	101
Ocado Group PLC
Convertible, 6.250% 8/06/29 GBP (e) (j)	200,000	244,737
10.500% 8/08/29 GBP (e) (j)	270,000	365,180
Pinewood Finco PLC
6.000% 3/27/30 GBP (e) (j)	300,000	406,661
Sherwood Financing PLC
7.625% 12/15/29 EUR (e) (j) (l)	200,000	228,214
Travelex Financing PLC, (Acquired 1/13/20, Cost $1,178,955),
8.000% 5/15/22 EUR (e) (f) (i) (j) (m)	1,050,000	4,627
Travelex Issuerco 2 PLC, (Acquired 5/07/24-11/06/25, Cost $2,598,204), PIK 3.000% , Cash
3.010% 3/31/29 GBP (c) (e) (i) (j)	2,048,526	1,866,094
TVL Finance PLC
10.250% 4/28/28 GBP (e) (j)	200,000	274,298
Virgin Media Finance PLC
5.000% 7/15/30 (j)	300,000	264,482
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (e) (j)	200,000	238,873
Vodafone Group PLC
5 yr. EUR Swap + 3.477% 3.000% VRN 8/27/80 EUR (d) (e) (j)	100,000	113,219
5 yr. EUR Swap + 3.489% 6.500% VRN 8/30/84 EUR (d) (e) (j)	150,000	191,371
		6,685,884
United States — 24.1%
AdaptHealth LLC
5.125% 3/01/30 (j) (l)	200,000	195,042
ADT Security Corp.
4.875% 7/15/32 (j)	350,000	339,002
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (j)	150,000	152,726

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
7.000% 1/15/31 (j)	$251,000	$260,406
Alpha Generation LLC
6.750% 10/15/32 (j)	190,000	196,686
Alta Equipment Group, Inc.
9.000% 6/01/29 (j)	250,000	225,775
Amentum Holdings, Inc.
7.250% 8/01/32 (j)	150,000	158,113
AmWINS Group, Inc.
6.375% 2/15/29 (j)	183,000	188,199
Aretec Group, Inc.
10.000% 8/15/30 (j)	180,000	194,246
AS Mileage Plan IP Ltd.
5.021% 10/20/29 (j)	150,000	151,041
5.308% 10/20/31 (j)	150,000	151,352
Azorra Finance Ltd.
7.250% 1/15/31 (j)	122,000	127,836
B&G Foods, Inc.
8.000% 9/15/28 (j)	31,000	30,500
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.500% 7/01/32 (j)	200,000	191,130
Boost Newco Borrower LLC
7.500% 1/15/31 (j)	200,000	212,570
CACI International, Inc.
6.375% 6/15/33 (j)	61,000	63,115
Caesars Entertainment, Inc.
6.000% 10/15/32 (j)	200,000	194,490
Carvana Co.
9.000% 6/01/31 (j)	321,000	362,226
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (j)	325,000	298,626
Celanese US Holdings LLC
6.879% STEP 7/15/32	200,000	208,125
CHS/Community Health Systems, Inc.
10.875% 1/15/32 (j)	270,000	294,689
Clarios Global LP/Clarios US Finance Co.
6.750% 2/15/30 (j)	217,000	226,507
Clear Channel Outdoor Holdings, Inc.
7.125% 2/15/31 (j)	162,000	169,637
Cloud Software Group, Inc.
6.500% 3/31/29 (j)	200,000	202,618
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (j)	150,000	152,617
8.750% 4/15/30 (j)	180,000	183,002
CMG Media Corp.
8.875% 6/18/29 (j)	250,000	214,765
CommScope LLC
7.125% 7/01/28 (j)	150,000	150,589
CSC Holdings LLC
4.625% 12/01/30 (j)	300,000	107,157
CVR Energy, Inc.
5.750% 2/15/28 (j)	150,000	147,911
8.500% 1/15/29 (j)	150,000	154,177
DBR Land Holdings LLC
6.250% 12/01/30 (j)	95,000	97,174

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
DISH Network Corp.
11.750% 11/15/27 (j)	$250,000	$260,195
EchoStar Corp.
PIK 6.750%, Cash 6.750% 11/30/30	155,568	159,375
10.750% 11/30/29	250,000	276,450
Edison International 5 yr. CMT + 3.864%
8.125% VRN 6/15/53 (d)	188,000	195,618
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.750% 7/15/31 (j)	200,000	210,802
Encore Capital Group, Inc.
6.625% 4/15/31 (j)	200,000	200,999
Energizer Holdings, Inc.
4.375% 3/31/29 (j)	400,000	382,202
6.000% 9/15/33 (j)	150,000	143,881
Enpro, Inc.
6.125% 6/01/33 (j)	200,000	206,379
ESC Briggs & Stratton, Inc.
6.875% 12/15/49 (a) (c) (f)	514,000	—
Focus Financial Partners LLC
6.750% 9/15/31 (j)	186,000	191,230
Full House Resorts, Inc.
8.250% 2/15/28 (j) (l)	450,000	390,938
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 5/15/33	250,000	259,526
GFL Environmental, Inc.
6.750% 1/15/31 (j)	200,000	209,834
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (j)	200,000	200,000
Global Partners LP/GLP Finance Corp.
7.125% 7/01/33 (j)	35,000	35,639
8.250% 1/15/32 (j)	142,000	149,565
Goat Holdco LLC
6.750% 2/01/32 (j)	18,000	18,487
Graham Holdings Co.
5.625% 12/01/33 (j)	127,000	128,221
Graham Packaging Co., Inc.
7.125% 8/15/28 (j)	40,000	40,034
GrubHub Holdings, Inc.
13.000% 7/31/30 (j) (l)	84,197	68,537
HAT Holdings I LLC/HAT Holdings II LLC
8.000% 6/15/27 (j)	200,000	207,595
Herbalife Ltd., Convertible,
4.250% 6/15/28	727,000	782,979
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% 4/15/30 (j)	200,000	194,341
Hilton Domestic Operating Co., Inc.
5.750% 9/15/33 (j)	185,000	189,332
HLF Financing SARL LLC/Herbalife International, Inc.
12.250% 4/15/29 (j)	200,000	215,948
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	150,000	147,938
Inversion Escrow Issuer LLC
6.750% 8/01/32 (j)	300,000	298,841
ION Platform Finance US, Inc.
7.875% 9/30/32 (j)	250,000	237,214

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Iron Mountain, Inc.
5.000% 7/15/28 (j)	$300,000	$299,618
ITT Holdings LLC
6.500% 8/01/29 (j)	400,000	383,861
Jacobs Entertainment, Inc.
6.750% 2/15/29 (j)	200,000	195,970
JB Poindexter & Co., Inc.
8.750% 12/15/31 (j)	103,000	107,890
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.750% 12/01/31	150,000	142,442
Jefferson Capital Holdings LLC
8.250% 5/15/30 (j)	226,000	237,686
9.500% 2/15/29 (j)	150,000	157,527
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% 9/20/31 (j)	150,000	151,119
JH North America Holdings, Inc.
5.875% 1/31/31 (j)	35,000	35,725
6.125% 7/31/32 (j)	36,000	36,956
K Hovnanian Enterprises, Inc.
8.000% 4/01/31 (j)	50,000	51,028
8.375% 10/01/33 (j)	50,000	50,814
LBM Acquisition LLC
9.500% 6/15/31 (j)	200,000	208,488
Level 3 Financing, Inc.
7.000% 3/31/34 (j)	197,000	203,023
LifePoint Health, Inc.
(Acquired 1/15/25-6/24/25, Cost $346,740), 10.000% 6/01/32 (i) (j) (l)	350,000	371,729
(Acquired 6/24/25, Cost $271,745), 11.000% 10/15/30 (i) (j)	250,000	274,159
Lightning Power LLC
7.250% 8/15/32 (j)	250,000	265,838
Mauser Packaging Solutions Holding Co.
7.875% 4/15/30 (j)	450,000	446,450
9.250% 4/15/30 (j)	300,000	288,000
McGraw-Hill Education, Inc.
7.375% 9/01/31 (j)	215,000	226,837
Molina Healthcare, Inc.
6.250% 1/15/33 (j)	200,000	203,893
6.500% 2/15/31 (j)	297,000	305,028
NCL Corp. Ltd.
Convertible, 0.875% 4/15/30 (j)	88,000	97,955
6.750% 2/01/32 (j)	206,000	210,928
NESCO Holdings II, Inc.
5.500% 4/15/29 (j)	150,000	147,759
Newell Brands, Inc.
6.375% 5/15/30 (l)	190,000	185,547
6.625% 9/15/29	150,000	149,454
6.625% 5/15/32 (l)	150,000	145,524
7.500% STEP 4/01/46	100,000	83,451
8.500% 6/01/28 (j)	74,000	77,593
Nexstar Media, Inc.
4.750% 11/01/28 (j)	87,000	86,369
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (j)	83,000	86,151
8.375% 2/15/32 (j)	247,000	255,785

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Olympus Water US Holding Corp.
4.250% 10/01/28 (j)	$210,000	$203,850
OneMain Finance Corp.
3.875% 9/15/28	400,000	389,850
OneSky Flight LLC, (Acquired 12/12/24, Cost $202,888),
8.875% 12/15/29 (i) (j)	200,000	214,027
Osaic Holdings, Inc.
6.750% 8/01/32 (j)	150,000	156,693
8.000% 8/01/33 (j)	114,000	118,525
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% 4/17/32 (j)	139,000	125,880
Parsons Corp.
2.625% 3/01/29	347,000	356,716
Performance Food Group, Inc.
6.125% 9/15/32 (j)	202,000	208,243
Perrigo Finance Unlimited Co.
6.125% 9/30/32	250,000	243,517
PG&E Corp.
5.000% 7/01/28	150,000	149,585
5.250% 7/01/30	150,000	148,938
Phinia, Inc.
6.625% 10/15/32 (j)	297,000	307,527
Post Holdings, Inc.
4.500% 9/15/31 (j)	150,000	142,207
PRA Group, Inc.
8.375% 2/01/28 (j)	290,000	296,303
PROG Holdings, Inc.
6.000% 11/15/29 (j)	250,000	247,018
QXO Building Products, Inc.
6.750% 4/30/32 (j)	229,000	239,172
Radiology Partners, Inc.
8.500% 7/15/32 (j)	277,000	289,365
PIK 9.781% , Cash 9.781% 2/15/30 (j)	440,079	423,576
Raven Acquisition Holdings LLC
6.875% 11/15/31 (j)	205,000	211,220
Resideo Funding, Inc.
6.500% 7/15/32 (j)	200,000	204,707
RHP Hotel Properties LP/RHP Finance Corp.
6.500% 6/15/33 (j)	101,000	104,993
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.250% 10/15/30 (j)	134,000	136,778
Rocket Cos., Inc.
6.125% 8/01/30 (j)	115,000	118,873
6.375% 8/01/33 (j)	115,000	119,901
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (j)	300,000	300,462
Sabre Financial Borrower LLC
11.125% 6/15/29 (j)	167,000	169,227
Sabre GLBL, Inc.
Convertible, 7.320% 8/01/26	200,000	201,100
10.750% 11/15/29 (j)	24,000	20,408
10.750% 3/15/30 (j)	30,000	24,670
Service Properties Trust
0.000% 9/30/28 (j)	254,000	229,529
4.950% 2/15/27	225,000	225,965

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
8.875% 6/15/32	$150,000	$147,968
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.
6.625% 5/01/32 (j)	300,000	302,524
Smyrna Ready Mix Concrete LLC
6.000% 11/01/28 (j)	200,000	200,924
Stonebriar ABF Issuer LLC
8.125% 12/15/30 (j)	102,000	104,978
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% 6/01/31 (j)	98,000	94,083
Sunoco LP
5.625% 3/15/31 (j)	135,000	135,989
5.875% 3/15/34 (j)	53,000	52,995
6.625% 8/15/32 (j)	206,000	211,730
Surgery Center Holdings, Inc.
7.250% 4/15/32 (j)	200,000	202,294
Synergy Infrastructure Holdings LLC
7.875% 12/01/30 (j)	78,000	80,864
Talen Energy Supply LLC
8.625% 6/01/30 (j)	500,000	529,377
Taylor Morrison Communities, Inc.
5.750% 11/15/32 (j)	51,000	52,473
Team Health Holdings, Inc.
8.375% 6/30/28 (j)	141,000	142,699
PIK 4.500% , Cash 13.500% 6/30/28 (j)	311,351	328,475
Tenet Healthcare Corp.
6.000% 11/15/33 (j)	70,000	72,072
TransDigm, Inc.
6.750% 8/15/28 (j)	350,000	356,166
Trident TPI Holdings, Inc.
12.750% 12/31/28 (j)	351,000	359,642
UKG, Inc.
6.875% 2/01/31 (j)	259,000	266,048
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (j)	300,000	288,095
8.625% 6/15/32 (j)	300,000	295,512
Uniti Group, Inc., Convertible,
7.500% 12/01/27	120,000	132,204
Upbound Group, Inc.
6.375% 2/15/29 (j)	134,000	131,991
US Foods, Inc.
5.750% 4/15/33 (j)	300,000	305,578
Venture Global LNG, Inc.
7.000% 1/15/30 (j) (l)	250,000	240,607
9.875% 2/01/32 (j)	400,000	413,229
Venture Global Plaquemines LNG LLC
6.500% 1/15/34 (j)	98,000	100,376
Vibrantz Technologies, Inc.
9.000% 2/15/30 (j)	238,000	79,028
Voyager Parent LLC
9.250% 7/01/32 (j)	150,000	159,168
Watco Cos. LLC/Watco Finance Corp.
7.125% 8/01/32 (j)	317,000	331,996
WBI Operating LLC
6.250% 10/15/30 (j)	225,000	226,357

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
6.500% 10/15/33 (j)	$125,000	$124,527
Weatherford International Ltd.
6.750% 10/15/33 (j)	168,000	172,051
Wilsonart LLC
11.000% 8/15/32 (j)	200,000	178,716
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% 10/01/31 (j)	250,000	262,442
XPLR Infrastructure Operating Partners LP
8.375% 1/15/31 (j)	122,000	128,055
8.625% 3/15/33 (j)	129,000	135,710
Zayo Group Holdings, Inc.
9.250% 3/09/30 (j)	541	514
		31,851,028
Uzbekistan — 0.3%
Uzbek Industrial & Construction Bank ATB
8.950% 7/24/29 (j)	200,000	214,442
5 yr. CMT + 5.792% 9.450% VRN (d) (j) (k)	200,000	201,205
		415,647
Zambia — 0.4%
First Quantum Minerals Ltd.
7.250% 2/15/34 (j)	281,000	295,417
9.375% 3/01/29 (j)	245,000	257,988
		553,405
TOTAL CORPORATE DEBT (Cost $62,227,562)		60,648,223
Non-U.S. Government Agency Obligations — 7.5%
Cayman Islands — 3.8%
Diameter Capital CLO 9 Ltd. Series 2025-9A, Class E, 3 mo. USD Term SOFR + 4.700%
8.584% FRN 4/20/2038 (d) (j)	750,000	754,086
Elmwood CLO 39 Ltd. Series 2025-2A, Class E1, 3 mo. USD Term SOFR + 4.400%
8.282% FRN 4/17/38 (d) (j)	750,000	743,957
Madison Park Funding XIII Ltd. Series 2014-13A, Class SUB,
0.000% VRN 4/19/30 (d) (g) (j)	500,000	8,239
Magnetite VII Ltd. Series 2012-7A, Class SUB,
0.000% VRN 1/15/28 (d) (g) (j)	2,000,000	93,254
Octagon 74 Ltd. Series 2025-2A, Class E, 3 mo. USD Term SOFR + 5.100%
8.957% FRN 4/22/38 (d) (j)	1,000,000	980,638
RR 20 Ltd. Series 2022-20A, Class DR, 3 mo. USD Term SOFR + 4.500%
8.405% FRN 7/15/37 (d) (j)	1,500,000	1,453,936
Texas Debt Capital CLO Ltd. Series 2025-1A, Class E, 3 mo. USD Term SOFR + 4.500%
8.365% FRN 4/24/38 (d) (j)	1,000,000	993,953
		5,028,063

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount Value	Value
Ireland — 3.1%
ARES European CLO XVIII DAC Series 18A, Class ER, 3 mo. EUR EURIBOR + 5.650%
7.624% FRN 10/15/38 EUR (d) (e) (j)	$1,000,000	$1,163,416
Bain Capital Euro CLO DAC Series 2021-2A, Class E, 3 mo. EURIBOR + 6.220%
8.236% FRN 7/17/34 EUR (d) (e) (j)	800,000	923,202
BlackRock European CLO VII DAC Series 7X, Class E, 3 mo. EURIBOR + 5.170%
7.196% FRN 10/15/31 EUR (d) (e) (j)	725,000	852,156
Tymon Park CLO DAC Series 1A, Class DRR, 3 mo. EURIBOR + 6.160%
8.170% FRN 7/21/34 EUR (d) (e) (j)	1,000,000	1,181,031
		4,119,805
United Kingdom — 0.6%
Canyon Capital CLO Ltd. Series 2022-2A, Class ER, 3 mo. USD Term SOFR + 4.750%
8.655% FRN 4/15/38 (d) (j)	825,000	795,468
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,210,881)		9,943,336
Sovereign Debt Obligations — 0.3%
Uzbekistan — 0.3%
National Bank of Uzbekistan
8.500% 7/05/29 (j)	300,000	321,066
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $297,775)		321,066
TOTAL BONDS & NOTES (Cost $132,208,020)		126,299,110
	Number of Shares
Warrants — 0.0%
United Kingdom — 0.0%
Travelex International Ltd. (b) (c)	837	—
TOTAL WARRANTS (Cost $0)		—
Rights — 0.0%
United Kingdom — 0.0%
Innovation Group PLC (a) (b) (c)	83,667	—

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value

TOTAL RIGHTS (Cost $0)		$—
TOTAL LONG-TERM INVESTMENTS (Cost $132,790,049)		126,608,750
Short-Term Investments — 5.2%
Investment of Cash Collateral from Securities Loaned — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (n)	2,587,831	2,587,831
	Principal Amount
Repurchase Agreement — 3.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (o)	$4,232,243	4,232,243
TOTAL SHORT-TERM INVESTMENTS (Cost $6,820,074)		6,820,074
TOTAL INVESTMENTS — 101.0% (Cost $139,610,123) (p)		133,428,824
Other Assets/(Liabilities) — (1.0)%		(1,298,696)
NET ASSETS — 100.0%		$132,130,128

Abbreviation Legend
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
PIK	Payment-in-kind - security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Investment is valued using significant unobservable inputs.
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2025, these securities amounted to a value of $2,080,401 or 1.57% of net assets.
(d)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2025, these securities amounted to a value of $5,241 or 0.00% of net assets.

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2025.
(h)	All or a portion of the security represents unsettled bank loan commitments at December 31, 2025, where the rate may not be determined until the time of settlement.
(i)	Restricted security. Certain securities are restricted to resale. At December 31, 2025, these securities amounted to a value of $4,015,143 or 3.04% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(j)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $64,264,170 or 48.64% of net assets.
(k)	Security is perpetual and has no stated maturity date.
(l)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $2,536,405 or 1.92% of net assets. (Note 2).
(m)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not available as of December 31, 2025.
(n)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(o)	Maturity value of $4,232,713. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $4,317,033.
(p)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/22/26	USD	124,847	NOK	1,271,040	$(1,260)
Barclays Bank PLC	1/22/26	USD	23,582	EUR	20,000	59
Canadian Imperial Bank of Commerce	1/22/26	EUR	5,556,138	USD	6,520,403	14,430
Canadian Imperial Bank of Commerce	1/22/26	USD	23,751	EUR	20,181	15
Citibank N.A.	1/22/26	USD	38,756,082	EUR	32,885,824	77,528
Citibank N.A.	1/22/26	USD	96,989	CAD	133,156	(112)
Citibank N.A.	1/22/26	USD	5,681,680	GBP	4,235,719	(27,745)
						$62,915

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
Euro-BOBL	3/06/26	26	$3,564,622	$(15,330)

Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	U.S. Dollar

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Advantage Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 26, 2021. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Clinton Limited Term Municipal Fund (formerly known as MassMutual Clinton Limited Term Municipal Fund) (“Limited Term Municipal Fund”)

MML Clinton Municipal Fund (formerly known as MassMutual Clinton Municipal Fund) (“Municipal Fund”)

MML Clinton Municipal Credit Opportunities Fund (formerly known as MassMutual Clinton Municipal Credit Opportunities Fund) (“Municipal Credit Opportunities Fund”)

MML Barings Global Floating Rate Fund (formerly known as MassMutual Global Floating Rate Fund) (“Global Floating Rate Fund”)

MML Barings Unconstrained Income Fund (formerly known as MassMutual Global Credit Income Opportunities Fund) (“Unconstrained Income Fund”)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Effective October 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. MML Investment Advisers, LLC (“MML Advisers”) acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Limited Term Municipal Fund, Municipal Fund, and Municipal Credit Opportunities Fund characterized all investments at Level 2, as of December 31, 2025. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of December 31, 2025, for the remaining Funds’ investments:

Global Floating Rate Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$—	$784,514	$550,344	$1,334,858
Preferred Stock	—	10,483	—	10,483
Bank Loans	—	105,614,561	707,996	106,322,557
Corporate Debt	—	10,684,643	—	10,684,643
Warrants	—	— +	—	—
Short-Term Investments	—	6,246,413	—	6,246,413
Unfunded Bank Loan Commitments*	—	705	—	705
Total Investments	$—	$123,341,319	$1,258,340	$124,599,659
Liability Investments
Unfunded Bank Loan Commitments*	$—	$(1)	$—	$(1)
Asset Derivatives
Forward Contracts	$—	$91,813	$—	$91,813
Liability Derivatives
Forward Contracts	$—	$(14,692)	$—	$(14,692)

Notes to Portfolio of Investments (Unaudited) (Continued)

Unconstrained Income Fund

Asset Investments	Level 1	Level 2	Level 3			Total
Common Stock
France	$—	$—		$—	+	$—
Germany	—	—		—	+	—
Norway	—	133,287		—		133,287
Spain	—	—		—	+	—
United Kingdom	—	—		—	+	—
United States	—	136,308		—	+	136,308
Preferred Stock
United States	—	40,045		—		40,045
Bank Loans	—	55,172,178		214,307		55,386,485
Corporate Debt	—	60,648,223		—	+	60,648,223
Non-U.S. Government Agency Obligations	—	9,943,336		—		9,943,336
Sovereign Debt Obligations	—	321,066		—		321,066
Warrants	—	—	+	—		—
Rights	—	—		—	+	—
Short-Term Investments	2,587,831	4,232,243		—		6,820,074
Unfunded Bank Loan Commitments*	—	555		—		555
Total Investments	$2,587,831	$130,627,241		$214,307		$133,429,379
Asset Derivatives
Forward Contracts	$—	$92,032		$—		$92,032
Liability Derivatives
Forward Contracts	$—	$(29,117)		$—		$(29,117)
Futures Contracts	(15,330)	—		—		(15,330)
Total	$(15,330)	$(29,117)		$—		$(44,447)

*	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of December 31, 2025.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Form N-CSR and Prospectus(es) and SAI(s) Statement(s) of Additional Information which can be found on the Securities and Exchange Commission’s EDGAR database on its website at https://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the Limited Term Municipal Fund, Municipal Fund, and Municipal Credit Opportunities Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Unconstrained Income Fund invests a significant amount of its assets in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Market Risk

The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Notes to Portfolio of Investments (Unaudited) (Continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

At December 31, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Limited Term Municipal Fund	$58,182,017	$441,606	$(170,329)	$271,277
Municipal Fund	62,539,139	484,192	(492,247)	(8,055)
Municipal Credit Opportunities Fund	55,704,006	341,678	(797,978)	(456,300)
Global Floating Rate Fund	130,473,761	2,949,663	(8,824,470)	(5,874,807)
Unconstrained Income Fund	139,610,123	3,117,616	(9,298,915)	(6,181,299)